UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2015

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

January 31, 2015 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 53.0%
Industrial - 43.8%
Basic - 3.5%
Ainsworth Lumber Co., Ltd.
7.50%, 12/15/17 (a)	U.S.$	1,857	$1,919,674
AK Steel Corp.
7.625%, 5/15/20 (b)		4,126	3,558,675
7.625%, 10/01/21		345	289,800
8.75%, 12/01/18		3,402	3,597,615
Aleris International, Inc.
7.625%, 2/15/18		10,193	9,938,175
7.875%, 11/01/20		5,595	5,427,150
ArcelorMittal
7.25%, 3/01/41 (b)(c)		8,052	8,263,365
7.75%, 10/15/39 (c)		9,095	9,413,325
Arch Coal, Inc.
7.00%, 6/15/19		3,500	848,750
7.25%, 6/15/21		4,402	1,023,465
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(b)(d)		2,034	2,026,666
Ashland, Inc.
4.75%, 8/15/22		1,800	1,830,600
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B
7.375%, 5/01/21 (a)		3,053	3,259,078
Axiall Corp.
4.875%, 5/15/23		2,433	2,372,175
Cliffs Natural Resources, Inc.
4.80%, 10/01/20		1,629	1,140,300
4.875%, 4/01/21		2,854	1,983,530
6.25%, 10/01/40		4,049	2,631,850
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,070,305
6.50%, 7/15/17		3,844	4,045,810
CONSOL Energy, Inc.
8.25%, 4/01/20		3,000	3,011,250
Eagle Spinco, Inc.
4.625%, 2/15/21		584	576,700
Emeco Pty Ltd.
9.875%, 3/15/19 (a)(b)		11,067	8,051,242
Hexion US Finance Corp.
6.625%, 4/15/20		5,793	5,441,799
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/01/18		1,166	999,845
Huntsman International LLC
8.625%, 3/15/21		4,350	4,676,250
Ineos Finance PLC
8.375%, 2/15/19 (a)		3,500	3,723,125
INEOS Group Holdings SA
5.75%, 2/15/19 (a)	EUR	2,910	3,214,313
5.875%, 2/15/19 (a)	U.S.$	5,213	4,952,350
James River Coal Co.
7.875%, 4/01/19 (e)		600	750

	Principal Amount (000)		U.S. $ Value
JMC Steel Group, Inc.
8.25%, 3/15/18 (a)(b)	U.S.$	2,760	$2,283,900
Kerling PLC
10.625%, 2/01/17 (a)	EUR	6,635	7,544,409
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	5,000	4,950,000
7.875%, 11/01/22 (a)		5,000	4,950,000
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (a)		20,968	14,743,125
Molycorp, Inc.
3.25%, 6/15/16 (f)		2,229	362,213
10.00%, 6/01/20		2,931	1,472,828
Momentive Performance Materials, Inc.
3.88%, 10/24/21		13,331	11,497,988
8.875%, 10/15/20 (g)(h)		13,331	0^
Novacap International SAS
5.052%, 5/01/19 (a)(i)	EUR	1,388	1,572,361
Novelis, Inc.
8.75%, 12/15/20	U.S.$	14,915	15,996,337
Peabody Energy Corp.
6.00%, 11/15/18		6,329	5,079,023
7.875%, 11/01/26		50	38,250
PQ Corp.
8.75%, 5/01/18 (a)		8,961	9,185,025
Rain CII Carbon LLC/CII Carbon Corp.
8.00%, 12/01/18 (a)		1,910	1,900,450
8.25%, 1/15/21 (a)		666	661,005
Ryerson, Inc./Joseph T. Ryerson & Son, Inc.
9.00%, 10/15/17		5,790	5,891,325
11.25%, 10/15/18		2,516	2,654,380
Smurfit Kappa Acquisitions
4.125%, 1/30/20 (a)	EUR	797	988,419
4.875%, 9/15/18 (a)	U.S.$	4,234	4,392,775
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,258,093
SPCM SA
6.00%, 1/15/22 (a)		1,298	1,346,675
Steel Dynamics, Inc.
5.125%, 10/01/21 (a)		1,007	1,029,658
6.125%, 8/15/19		800	848,000
6.375%, 8/15/22		4,749	5,069,558
7.625%, 3/15/20		2,500	2,603,125
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18		6,959	5,132,262
9.75%, 12/01/17 (b)		5,506	5,636,767
TPC Group, Inc.
8.75%, 12/15/20 (a)		16,275	14,850,937

			235,226,820

Capital Goods - 4.0%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		3,293	2,988,398

	Principal Amount (000)		U.S. $ Value
Apex Tool Group LLC
7.00%, 2/01/21 (a)	U.S.$	16,615	$14,455,050
Ardagh Glass Finance PLC
8.75%, 2/01/20 (a)	EUR	2,144	2,526,945
Ardagh Packaging Finance PLC
9.25%, 10/15/20 (a)		2,758	3,319,115
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)(b)	U.S.$	15,575	14,640,500
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)		2,075	2,152,813
Berry Plastics Corp.
5.50%, 5/15/22		5,352	5,472,420
9.75%, 1/15/21		4,538	5,037,180
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer
6.00%, 6/15/17 (a)		3,009	2,954,447
Bombardier, Inc.
5.75%, 3/15/22 (a)		4,685	4,359,978
6.00%, 10/15/22 (a)(b)		6,375	6,008,438
6.125%, 1/15/23 (a)(b)		6,877	6,498,765
7.45%, 5/01/34 (a)		1,640	1,541,600
7.75%, 3/15/20 (a)		2,558	2,569,191
Building Materials Corp. of America
6.75%, 5/01/21 (a)		3,500	3,745,000
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,442,628
5.25%, 8/01/20		800	808,000
CNH Industrial America LLC
7.25%, 1/15/16		997	1,038,874
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,412,531
EnPro Industries, Inc.
5.875%, 9/15/22 (a)		5,285	5,390,700
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,383,001
GenCorp, Inc.
7.125%, 3/15/21	U.S.$	2,513	2,643,048
HD Supply, Inc.
7.50%, 7/15/20		10,438	10,933,805
Huntington Ingalls Industries, Inc.
7.125%, 3/15/21		1,287	1,383,525
KLX, Inc.
5.875%, 12/01/22 (a)		4,548	4,491,150
KraussMaffei Group GmbH
8.75%, 12/15/20 (a)	EUR	605	741,515
Lafarge SA
7.125%, 7/15/36	U.S.$	2,640	3,141,600
Manitowoc Co., Inc. (The)
5.875%, 10/15/22		5,265	5,673,038
8.50%, 11/01/20		5,474	5,925,605
Masco Corp.
5.95%, 3/15/22		2,800	3,120,264
6.125%, 10/03/16		2,315	2,462,581

	Principal Amount (000)		U.S. $ Value
Milacron LLC/Mcron Finance Corp.
7.75%, 2/15/21 (a)	U.S.$	3,458	$3,535,805
Moog, Inc.
5.25%, 12/01/22 (a)		2,097	2,138,940
Nortek, Inc.
8.50%, 4/15/21		6,025	6,401,562
Nuverra Environmental Solutions, Inc.
9.875%, 4/15/18 (b)		6,029	3,015,103
Officine Maccaferri SpA
5.75%, 6/01/21 (a)	EUR	5,504	5,939,642
Oshkosh Corp.
5.375%, 3/01/22	U.S.$	3,301	3,383,525
8.50%, 3/01/20		815	853,468
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		6,079	6,063,802
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,660	3,028,343
Rexel SA
5.25%, 6/15/20 (a)	U.S.$	7,167	7,283,464
6.125%, 12/15/19 (a)		2,194	2,292,730
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
7.125%, 4/15/19		712	737,365
7.875%, 8/15/19		4,653	4,914,731
8.50%, 5/15/18 (c)		4,050	4,131,000
9.00%, 4/15/19		2,638	2,723,735
9.875%, 8/15/19		6,304	6,698,000
RSI Home Products, Inc.
6.875%, 3/01/18 (a)		6,195	6,419,569
Sealed Air Corp.
4.875%, 12/01/22 (a)		2,616	2,668,320
5.125%, 12/01/24 (a)		2,617	2,685,696
6.875%, 7/15/33 (a)		14,904	15,351,120
8.375%, 9/15/21 (a)		1,193	1,339,143
SRA International, Inc.
11.00%, 10/01/19		2,284	2,455,300
Summit Materials LLC/Summit Materials Finance Corp.
10.50%, 1/31/20		5,516	6,095,180
Terex Corp.
6.00%, 5/15/21		3,836	3,893,540
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	112,500
TransDigm, Inc.
6.00%, 7/15/22		7,000	6,982,500
6.50%, 7/15/24		12,991	13,153,387
United Rentals North America, Inc.
7.625%, 4/15/22		4,820	5,301,036
8.375%, 9/15/20 (b)		5,710	6,089,715

			267,949,926

Communications - Media - 5.8%
Altice Financing SA
6.625%, 2/15/23		6,383	6,383,000

	Principal Amount (000)		U.S. $ Value
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,766	$11,182,528
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.
5.25%, 2/15/22 (a)	U.S.$	2,935	3,037,725
5.875%, 3/15/25 (a)		2,925	3,027,375
CCO Holdings LLC/CCO Holdings Capital Corp.
5.75%, 1/15/24		10,070	10,208,462
6.50%, 4/30/21		690	726,225
7.25%, 10/30/17		1,250	1,300,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21 (a)		12,847	12,557,942
6.375%, 9/15/20 (a)		5,197	5,404,880
Clear Channel Worldwide Holdings, Inc.
6.50%, 11/15/22		2,230	2,274,600
Series A
7.625%, 3/15/20		885	920,400
Series B
6.50%, 11/15/22		6,270	6,465,938
7.625%, 3/15/20		7,016	7,401,880
Crown Media Holdings, Inc.
10.50%, 7/15/19		11,378	12,345,130
CSC Holdings LLC
5.25%, 6/01/24 (a)		8,284	8,315,065
6.75%, 11/15/21		8,000	8,960,000
Cumulus Media Holdings, Inc.
7.75%, 5/01/19 (b)		4,005	4,085,100
DISH DBS Corp.
4.625%, 7/15/17		2,300	2,346,000
5.875%, 11/15/24 (a)		9,232	9,278,160
6.75%, 6/01/21		1,500	1,629,375
7.125%, 2/01/16		625	656,250
7.875%, 9/01/19		520	590,200
Gannett Co., Inc.
4.875%, 9/15/21 (a)		1,071	1,071,000
5.50%, 9/15/24 (a)		1,480	1,494,800
6.375%, 10/15/23		12,434	13,242,210
Hughes Satellite Systems Corp.
7.625%, 6/15/21		5,725	6,225,938
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	9,626,890
9.00%, 12/15/19-3/01/21		5,922	5,767,390
10.00%, 1/15/18 (b)		9,285	8,077,950
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (d)		5,267	4,319,063
Intelsat Jackson Holdings SA
5.50%, 8/01/23		18,239	18,011,012
7.25%, 10/15/20		7,625	7,996,719
7.50%, 4/01/21		1,965	2,082,900
Lamar Media Corp.
5.00%, 5/01/23		3,714	3,741,855
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	3,158	4,036,911

	Principal Amount (000)		U.S. $ Value
Liberty Interactive LLC
3.75%, 2/15/30 (f)	U.S.$	2,357	$1,517,319
LIN Television Corp.
5.875%, 11/15/22 (a)		2,501	2,513,505
6.375%, 1/15/21		2,391	2,426,865
McClatchy Co. (The)
9.00%, 12/15/22		4,228	4,460,540
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		8,000	8,320,000
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,027,725
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		6,331	6,592,154
Numericable-SFR
5.375%, 5/15/22 (a)	EUR	622	743,274
5.625%, 5/15/24 (a)		1,981	2,372,125
Quebecor Media, Inc.
5.75%, 1/15/23	U.S.$	2,000	2,060,000
Radio One, Inc.
9.25%, 2/15/20 (a)		6,648	6,107,850
Sinclair Television Group, Inc.
5.375%, 4/01/21		7,468	7,486,670
5.625%, 8/01/24 (a)		7,000	6,912,500
6.125%, 10/01/22		9,854	10,149,620
Sirius XM Radio, Inc.
4.625%, 5/15/23 (a)		914	856,875
5.875%, 10/01/20 (a)		5,724	5,867,100
6.00%, 7/15/24 (a)		10,885	11,184,337
Telenet Finance III Luxembourg SCA
6.625%, 2/15/21 (a)	EUR	2,653	3,185,462
Telenet Finance V Luxembourg SCA
6.75%, 8/15/24 (a)		1,250	1,589,062
Time, Inc.
5.75%, 4/15/22 (a)(b)	U.S.$	7,772	7,499,980
Townsquare Radio LLC/Townsquare Radio, Inc.
9.00%, 4/01/19 (a)		15,223	16,269,581
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	3,000	3,652,725
5.50%, 1/15/23 (a)	U.S.$	8,392	8,706,700
Unitymedia KabelBW GmbH
6.125%, 1/15/25 (a)		5,510	5,799,275
Univision Communications, Inc.
5.125%, 5/15/23 (a)		5,839	6,057,963
6.75%, 9/15/22 (a)		3,335	3,626,813
7.875%, 11/01/20 (a)		3,015	3,226,050
8.50%, 5/15/21 (a)		7,615	8,167,087
UPC Holding BV
8.375%, 8/15/20 (a)	EUR	3,000	3,662,217
UPCB Finance III Ltd.
6.625%, 7/01/20 (a)	U.S.$	2,615	2,726,138

	Principal Amount (000)		U.S. $ Value
UPCB Finance VI Ltd.
6.875%, 1/15/22 (a)	U.S.$	473	$509,658
Virgin Media Finance PLC
4.875%, 2/15/22		5,429	5,105,975
5.25%, 2/15/22		941	898,655
5.75%, 1/15/25 (a)		1,350	1,397,250
6.00%, 10/15/24 (a)		7,381	7,768,503
6.375%, 4/15/23 (a)		4,595	4,893,675
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	2,300	3,601,964
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(d)	U.S.$	4,606	4,675,090
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		2,849	2,905,980

			391,315,135

Communications - Telecommunications - 3.5%
Altice SA
7.25%, 5/15/22 (a)	EUR	6,390	7,599,787
7.625%, 2/15/25	U.S.$	1,941	1,941,000
7.75%, 5/15/22 (a)		13,853	14,337,855
CenturyLink, Inc.
Series U
7.65%, 3/15/42		2,900	2,929,000
Series V
5.625%, 4/01/20		2,500	2,630,625
Series W
6.75%, 12/01/23 (b)		1,850	2,065,063
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,600	1,683,000
8.75%, 3/15/18		2,228	2,285,928
Columbus International, Inc.
7.375%, 3/30/21 (a)		18,972	19,446,300
CommScope, Inc.
5.50%, 6/15/24 (a)		3,177	3,069,776
Data & Audio Visual Enterprises Wireless, Inc.
9.50%, 4/29/18 (h)(j)	CAD	2,500	1,940,269
Frontier Communications Corp.
6.25%, 9/15/21	U.S.$	2,002	2,062,060
7.625%, 4/15/24		8,443	8,928,472
7.875%, 1/15/27		4,058	4,126,479
8.125%, 10/01/18		1,600	1,794,000
9.00%, 8/15/31		7,415	8,008,200
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	12,930	15,324,935
Level 3 Communications, Inc.
8.875%, 6/01/19	U.S.$	3,207	3,391,402
Level 3 Financing, Inc.
6.125%, 1/15/21		2,690	2,790,875
7.00%, 6/01/20		7,000	7,455,000
8.625%, 7/15/20		3,465	3,778,582
9.375%, 4/01/19		4,135	4,383,100

	Principal Amount (000)		U.S. $ Value
Mobile Challenger Intermediate Group SA
8.75%, 3/15/19 (a)(d)	CHF	2,250	$2,493,501
8.75% (8.75% Cash or 9.50% PIK), 3/15/19 (a)(d)	EUR	1,800	2,067,398
PAETEC Holding Corp.
9.875%, 12/01/18	U.S.$	2,675	2,822,125
SBA Communications Corp.
5.625%, 10/01/19		3,846	3,999,840
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,244,655
Sprint Capital Corp.
6.875%, 11/15/28		897	825,240
8.75%, 3/15/32		5,865	5,996,962
Sprint Communications, Inc.
6.00%, 11/15/22		1,925	1,795,063
Sprint Corp.
7.125%, 6/15/24		8,710	8,470,475
7.25%, 9/15/21		3,321	3,316,019
7.875%, 9/15/23		2,752	2,789,840
Sunrise Communications Holdings SA
8.50%, 12/31/18 (a)(b)	EUR	2,500	2,943,650
Sunrise Communications International SA
7.00%, 12/31/17 (a)		800	936,996
T-Mobile USA, Inc.
6.00%, 3/01/23	U.S.$	3,547	3,626,807
6.125%, 1/15/22		1,460	1,501,975
6.375%, 3/01/25		3,470	3,530,725
6.542%, 4/28/20		967	1,001,754
6.625%, 11/15/20		1,488	1,547,148
6.731%, 4/28/22		607	629,004
6.836%, 4/28/23		4,673	4,871,602
Telecom Italia SpA
5.303%, 5/30/24 (a)		5,639	5,864,560
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,321,000
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		5,894	5,746,650
7.375%, 4/23/21(a)		15,294	14,835,180
Windstream Corp.
6.375%, 8/01/23		7,287	6,713,149
7.75%, 10/01/21		2,780	2,821,700
8.125%, 9/01/18		1,825	1,902,563
Ymobile Corp.
8.25%, 4/01/18 (a)		3,648	3,825,840
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23 (a)		9,450	9,497,250

			235,910,379

Consumer Cyclical - Automotive - 1.7%
Affinia Group, Inc.
7.75%, 5/01/21		7,248	7,519,800
Allison Transmission, Inc.
7.125%, 5/15/19 (a)		9,699	10,111,207
American Axle & Manufacturing, Inc.
6.625%, 10/15/22		2,925	3,122,438

	Principal Amount (000)		U.S. $ Value
Banque PSA Finance SA
4.375%, 4/04/16 (a)	U.S.$	1,500	$1,537,500
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		16,020	16,460,550
Dana Holding Corp.
6.00%, 9/15/23		3,683	3,830,320
6.75%, 2/15/21		638	677,875
Exide Technologies
8.625%, 2/01/18 (e)(h)		10,401	520,050
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	731,409
6.00%, 7/15/22 (a)	U.S.$	16,694	15,650,625
General Motors Co.
4.875%, 10/02/23		1,735	1,892,937
General Motors Financial Co., Inc.
6.75%, 6/01/18		1,640	1,853,200
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	731,500
8.75%, 8/15/20		2,829	3,317,003
LKQ Corp.
4.75%, 5/15/23		10,086	9,808,635
Meritor, Inc.
6.25%, 2/15/24		2,087	2,113,088
6.75%, 6/15/21		4,325	4,487,187
Navistar International Corp.
8.25%, 11/01/21		3,766	3,676,557
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(d)		4,484	4,797,880
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (a)(d)		2,200	2,299,000
6.875%, 8/15/18 (a)(d)	EUR	3,174	3,761,647
Servus Luxembourg Holding SCA
7.75%, 6/15/18 (a)		5,044	6,013,685
Tenneco, Inc.
5.375%, 12/15/24	U.S.$	2,132	2,217,280
Titan International, Inc.
6.875%, 10/01/20		9,000	7,751,250

			114,882,623

Consumer Cyclical - Entertainment - 0.5%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)		2,747	2,942,724
6.125%, 9/15/23 (a)		2	2,180
AMC Entertainment, Inc.
9.75%, 12/01/20		2,076	2,257,650
Carlson Travel Holdings, Inc.
7.50%, 8/15/19 (a)		2,642	2,655,210
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		3,275	3,430,562
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
5.375%, 6/01/24 (a)		2,923	2,952,230
Live Nation Entertainment, Inc.
7.00%, 9/01/20 (a)		3,073	3,280,428

	Principal Amount (000)		U.S. $ Value
Pinnacle Entertainment, Inc.
7.50%, 4/15/21	U.S.$	7,106	$7,390,240
8.75%, 5/15/20		271	284,550
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		7,694	7,472,067
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,117,500
7.50%, 10/15/27		3,000	3,487,500

			37,272,841

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
7.50%, 9/15/21		3,353	3,260,793
Boyd Gaming Corp.
9.00%, 7/01/20		4,320	4,492,800
9.125%, 12/01/18		4,500	4,702,500
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (e)		1,935	362,813
11.25%, 6/01/17 (e)		1,350	1,026,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20 (a)		6,600	6,501,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22 (a)		10,645	9,048,250
Choice Hotels International, Inc.
5.75%, 7/01/22		517	554,483
DR Horton, Inc.
4.75%, 5/15/17		2,000	2,075,000
6.50%, 4/15/16		1,000	1,047,500
Isle of Capri Casinos, Inc.
7.75%, 3/15/19		2,950	3,053,250
8.875%, 6/15/20		7,196	7,609,770
K. Hovnanian Enterprises, Inc.
7.25%, 10/15/20 (a)		5,383	5,531,032
KB Home
4.75%, 5/15/19		3,513	3,354,915
7.00%, 12/15/21		1,000	1,000,000
7.25%, 6/15/18		1,000	1,061,250
7.50%, 9/15/22		1,266	1,284,990
9.10%, 9/15/17		1,300	1,452,750
Lennar Corp.
6.95%, 6/01/18		2,780	3,016,300
Series B
6.50%, 4/15/16		3,200	3,344,000
M/I Homes, Inc.
8.625%, 11/15/18		5,325	5,538,000
Marina District Finance Co., Inc.
9.875%, 8/15/18		5,220	5,467,950
MCE Finance Ltd.
5.00%, 2/15/21 (a)		12,892	11,989,560
Meritage Homes Corp.
7.00%, 4/01/22		2,749	2,900,195
7.15%, 4/15/20		2,500	2,675,000

	Principal Amount (000)		U.S. $ Value
MGM Resorts International
6.625%, 7/15/15	U.S.$	2,000	$2,035,000
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,869,210
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(d)		10,248	10,042,983
PulteGroup, Inc.
7.875%, 6/15/32		7,600	8,721,000
Ryland Group, Inc. (The)
6.625%, 5/01/20		7,280	7,662,200
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,752	2,019,355
Scientific Games International, Inc.
7.00%, 1/01/22 (a)	U.S.$	5,791	5,856,149
Shea Homes LP/Shea Homes Funding Corp.
8.625%, 5/15/19		6,386	6,689,335
Standard Pacific Corp.
8.375%, 5/15/18		3,250	3,666,390
10.75%, 9/15/16		1,667	1,873,291
Studio City Finance Ltd.
8.50%, 12/01/20 (a)		6,910	6,996,375
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		3,100	2,883,000
7.75%, 4/15/20 (a)		4,004	4,184,180
Toll Brothers Finance Corp.
5.15%, 5/15/15		1,900	1,904,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
7.75%, 8/15/20		7,045	7,485,312

			166,238,631

Consumer Cyclical - Restaurants - 0.3%
1011778 BC. ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		10,455	10,716,375
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)	GBP	2,206	3,294,434
Twinkle Pizza Holdings PLC
8.625%, 8/01/22 (a)		751	1,164,389
Twinkle Pizza PLC
6.625%, 8/01/21 (a)		5,764	8,916,378

			24,091,576

Consumer Cyclical - Retailers - 1.9%
Brighthouse Group PLC
7.875%, 5/15/18 (a)		5,930	8,397,646
7.875%, 5/15/18 (a)(b)		2,395	3,391,629
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	7,321	7,504,025
Chinos Intermediate Holdings A, Inc.
7.75% (7.75% Cash or 8.50% PIK), 5/01/19 (a)(b)(d)		13,588	11,481,860

	Principal Amount (000)		U.S. $ Value
DFS Furniture Holdings PLC
7.625%, 8/15/18 (a)	GBP	3,621	$5,632,698
Group 1 Automotive, Inc.
5.00%, 6/01/22 (a)	U.S.$	2,143	2,116,213
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	818,300
7.40%, 4/01/37		4,492	3,324,080
L Brands, Inc.
6.90%, 7/15/17		2,401	2,653,105
6.95%, 3/01/33		3,500	3,771,250
Men’s Wearhouse, Inc. (The)
7.00%, 7/01/22 (a)(b)		16,760	17,262,800
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,348,045
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(d)		13,934	14,561,030
New Look Bondco I PLC
8.375%, 5/14/18 (a)		15,245	16,007,250
Sally Holdings LLC/Sally Capital, Inc.
5.75%, 6/01/22		5,376	5,752,320
Serta Simmons Holdings LLC
8.125%, 10/01/20 (a)		9,510	10,163,812
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,796,323
Wolverine World Wide, Inc.
6.125%, 10/15/20		1,999	2,098,950

			127,081,336

Consumer Non-Cyclical - 6.6%
Air Medical Group Holdings, Inc.
9.25%, 11/01/18		6,212	6,514,835
Alere, Inc.
7.25%, 7/01/18		3,046	3,198,300
8.625%, 10/01/18		9,025	9,363,437
Amsurg Corp.
5.625%, 7/15/22 (a)		3,708	3,833,145
Anna Merger Sub, Inc.
7.75%, 10/01/22 (a)		3,630	3,666,300
Aramark Services, Inc.
5.75%, 3/15/20		2,684	2,791,360
Big Heart Pet Brands
7.625%, 2/15/19		12,204	12,112,470
Biomet, Inc.
6.50%, 8/01/20-10/01/20		10,227	10,832,139
Boparan Finance PLC
5.25%, 7/15/19 (a)	GBP	5,799	7,686,669
5.50%, 7/15/21 (a)		6,175	7,942,870
Capsugel SA
7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(d)	U.S.$	15,989	16,288,794
Care UK Health & Social Care PLC
5.56%, 7/15/19 (a)(i)	GBP	1,999	2,722,751
8.06%, 1/15/20 (a)(i)		2,000	2,376,784

	Principal Amount (000)		U.S. $ Value
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	4,950	$5,859,191
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	14,754	15,670,592
7.125%, 7/15/20		8,029	8,550,885
ConvaTec Healthcare E SA
10.50%, 12/15/18 (a)		8,448	8,913,485
Elior Finance & Co. SCA
6.50%, 5/01/20 (a)	EUR	658	810,433
Endo Finance LLC
5.75%, 1/15/22 (a)	U.S.$	3,100	3,146,500
Endo Finance LLC & Endo Finco, Inc.
7.00%, 12/15/20 (a)		3,140	3,297,000
7.25%, 1/15/22 (a)		3,035	3,224,687
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
6.00%, 2/01/25 (a)		5,782	5,908,481
Envision Healthcare Corp.
5.125%, 7/01/22 (a)		7,081	7,187,215
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		15,758	14,497,360
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	267	396,123
Grifols Worldwide Operations Ltd.
5.25%, 4/01/22 (a)	U.S.$	1,934	1,963,010
HCA Holdings, Inc.
7.75%, 5/15/21		4,500	4,809,375
HCA, Inc.
4.25%, 10/15/19		3,274	3,368,127
5.375%, 2/01/25		441	453,128
5.875%, 3/15/22		2,450	2,731,750
6.50%, 2/15/16		782	819,458
HealthSouth Corp.
7.75%, 9/15/22		317	335,228
8.125%, 2/15/20		1,455	1,516,838
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	6,584	7,857,402
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19	U.S.$	21,422	22,439,545
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,145	3,253,415
Jaguar Holding Co. I
9.375% (9.375% Cash or 10.125% PIK), 10/15/17 (a)(d)	U.S.$	11,987	12,226,740
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.
9.50%, 12/01/19 (a)		7,556	8,084,920
Kindred Escrow Corp. II
8.00%, 1/15/20 (a)		6,720	7,131,264
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18		14,959	16,417,502
Labco SA
8.50%, 1/15/18 (a)	EUR	6,500	7,638,800

	Principal Amount (000)		U.S. $ Value
LifePoint Hospitals, Inc.
6.625%, 10/01/20	U.S.$	2,150	$2,260,188
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.75%, 8/01/22 (a)		6,054	6,250,755
MPH Acquisition Holdings LLC
6.625%, 4/01/22 (a)		6,322	6,559,075
Par Pharmaceutical Cos., Inc.
7.375%, 10/15/20		10,446	10,994,415
Party City Holdings, Inc.
8.875%, 8/01/20		8,041	8,684,280
PC Nextco Holdings LLC/PC Nextco Finance, Inc.
8.75%, 8/15/19		6,533	6,630,995
Pinnacle Merger Sub, Inc.
9.50%, 10/01/23 (a)		10,606	11,772,660
Post Holdings, Inc.
6.00%, 12/15/22 (a)		2,096	2,001,680
7.375%, 2/15/22		10,971	11,162,992
Priory Group No. 3 PLC
7.00%, 2/15/18 (a)	GBP	3,955	6,165,251
R&R Ice Cream PLC
5.50%, 5/15/20 (a)		4,939	7,224,280
8.25%, 5/15/20 (a)	AUD	3,910	2,988,706
R&R PIK PLC
9.25%, 5/15/18 (a)(d)	EUR	4,332	4,941,713
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)	U.S.$	1,764	1,869,840
Salix Pharmaceuticals Ltd.
6.00%, 1/15/21 (a)		2,795	2,976,675
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		3,549	3,619,980
5.875%, 8/01/21 (a)		5,820	5,980,050
6.625%, 8/15/22		1,516	1,606,960
Spectrum Brands, Inc.
6.125%, 12/15/24 (a)		2,311	2,409,217
6.375%, 11/15/20		2,586	2,741,160
6.625%, 11/15/22		2,624	2,801,120
6.75%, 3/15/20		3,475	3,657,437
TeamSystem Holding SpA
7.375%, 5/15/20 (a)	EUR	5,692	6,718,633
Tenet Healthcare Corp.
6.875%, 11/15/31	U.S.$	17,651	16,768,450
8.00%, 8/01/20		2,000	2,110,000
8.125%, 4/01/22		6,265	7,063,787
United Surgical Partners International, Inc.
9.00%, 4/01/20		3,450	3,691,500
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		1,466	1,502,650
6.375%, 10/15/20 (a)		2,520	2,664,900
6.75%, 8/15/21 (a)		2,100	2,210,250
7.00%, 10/01/20 (a)		1,750	1,844,063
7.25%, 7/15/22 (a)		5,402	5,766,635

	Principal Amount (000)		U.S. $ Value
7.50%, 7/15/21 (a)	U.S.$	2,108	$2,308,260
Visant Corp.
10.00%, 10/01/17		2,798	2,371,305
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	7,315,425

			445,473,595

Energy - 6.4%
Antero Resources Corp.
5.125%, 12/01/22 (a)	U.S.$	2,239	2,143,843
Antero Resources Finance Corp.
5.375%, 11/01/21		9,000	8,775,000
Basic Energy Services, Inc.
7.75%, 2/15/19		4,460	3,122,000
Berry Petroleum Co. LLC
6.375%, 9/15/22		12,667	8,740,230
Bonanza Creek Energy, Inc.
5.75%, 2/01/23		7,169	6,021,960
6.75%, 4/15/21		3,690	3,302,550
Bristow Group, Inc.
6.25%, 10/15/22		2,741	2,610,803
California Resources Corp.
6.00%, 11/15/24 (a)		9,704	7,896,630
Canbriam Energy, Inc.
9.75%, 11/15/19 (a)		4,622	4,298,460
Chaparral Energy, Inc.
7.625%, 11/15/22		7,282	4,223,560
8.25%, 9/01/21		2,000	1,160,000
CHC Helicopter SA
9.25%, 10/15/20 (b)		8,527	7,503,408
9.375%, 6/01/21 (b)		2,259	1,648,888
Chesapeake Energy Corp.
2.50%, 5/15/37 (f)		1,653	1,603,410
Cimarex Energy Co.
5.875%, 5/01/22		1,906	1,987,005
Cobalt International Energy, Inc.
2.625%, 12/01/19 (f)		4,083	2,730,506
Denbury Resources, Inc.
4.625%, 7/15/23		8,575	7,310,187
5.50%, 5/01/22		130	114,400
Diamondback Energy, Inc.
7.625%, 10/01/21		3,235	3,315,875
Energy Transfer Equity LP
5.875%, 1/15/24		7,132	7,400,876
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19		3,500	1,636,250
EP Energy LLC/Everest Acquisition Finance, Inc.
6.875%, 5/01/19		3,059	3,097,238
Era Group, Inc.
7.75%, 12/15/22		3,450	3,312,000
EXCO Resources, Inc.
8.50%, 4/15/22		15,274	9,317,140
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22 (a)		16,702	16,367,960

	Principal Amount (000)		U.S. $ Value
Golden Energy Offshore Services AS
8.90%, 5/28/17 (i)(k)	NOK	31,195	$3,795,454
Halcon Resources Corp.
8.875%, 5/15/21	U.S.$	4,376	2,910,040
9.75%, 7/15/20		6,742	4,500,285
Hiland Partners LP/Hiland Partners Finance Corp.
5.50%, 5/15/22 (a)		3,180	3,299,250
7.25%, 10/01/20 (a)		6,083	6,539,225
Hilcorp Energy I LP/Hilcorp Finance Co.
8.00%, 2/15/20 (a)		1,000	1,020,000
Holly Energy Partners LP/Holly Energy Finance Corp.
6.50%, 3/01/20		3,948	3,829,560
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	3,975,000
5.875%, 4/01/20		4,695	4,002,487
Jones Energy Holdings LLC/Jones Energy Finance Corp.
6.75%, 4/01/22 (a)		16,218	12,974,400
Jupiter Resources, Inc.
8.50%, 10/01/22 (a)		19,934	14,950,500
Key Energy Services, Inc.
6.75%, 3/01/21		5,746	3,447,600
Kodiak Oil & Gas Corp.
8.125%, 12/01/19		2,184	2,222,220
Laredo Petroleum, Inc.
7.375%, 5/01/22		3,511	3,361,783
Legacy Reserves LP/Legacy Reserves Finance Corp.
6.625%, 12/01/21 (a)(b)		5,948	4,639,440
6.625%, 12/01/21		650	507,000
8.00%, 12/01/20		3,554	2,994,245
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19		2,788	2,125,850
6.50%, 9/15/21		655	481,425
8.625%, 4/15/20		4,190	3,310,100
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
6.50%, 8/15/21		2,401	2,521,050
Memorial Resource Development Corp.
5.875%, 7/01/22 (a)		14,440	13,140,400
Northern Blizzard Resources, Inc.
7.25%, 2/01/22 (a)		4,001	3,320,830
Northern Oil and Gas, Inc.
8.00%, 6/01/20		3,075	2,659,875
Oasis Petroleum, Inc.
6.875%, 3/15/22		4,137	3,808,626
Offshore Group Investment Ltd.
7.125%, 4/01/23		8,325	5,328,000
7.50%, 11/01/19		8,860	5,759,000
Pacific Drilling SA
5.375%, 6/01/20 (a)		24,499	18,313,002
Pacific Drilling V Ltd.
7.25%, 12/01/17 (a)		2,664	2,184,480
Paragon Offshore PLC
6.75%, 7/15/22 (a)		17,781	8,534,880

	Principal Amount (000)		U.S. $ Value
7.25%, 8/15/24 (a)	U.S.$	6,607	$3,171,360
PDC Energy, Inc.
7.75%, 10/15/22		3,669	3,540,585
Petroleum Geo-Services ASA
7.375%, 12/15/18 (a)		7,821	6,628,297
PHI, Inc.
5.25%, 3/15/19		7,518	6,540,660
Precision Drilling Corp.
6.50%, 12/15/21		1,870	1,645,600
QEP Resources, Inc.
5.25%, 5/01/23		3,628	3,437,530
6.875%, 3/01/21		2,453	2,526,590
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		9,064	9,154,640
5.00%, 10/01/22		2,854	2,982,430
5.50%, 4/15/23		6,015	6,285,675
Resolute Energy Corp.
8.50%, 5/01/20		3,993	1,577,235
Rosetta Resources, Inc.
5.875%, 6/01/22-6/01/24		17,672	16,258,745
Sabine Pass Liquefaction LLC
5.75%, 5/15/24		7,426	7,463,130
6.25%, 3/15/22		3,000	3,108,750
Sabine Pass LNG LP
6.50%, 11/01/20		2,949	2,993,235
Samson Investment Co.
9.75%, 2/15/20		5,800	1,798,000
Sanchez Energy Corp.
6.125%, 1/15/23 (a)		6,549	5,795,865
7.75%, 6/15/21		11,835	11,479,950
SandRidge Energy, Inc.
8.125%, 10/15/22		3,164	2,151,520
Seitel, Inc.
9.50%, 4/15/19 (b)		3,900	3,237,000
Seven Generations Energy Ltd.
8.25%, 5/15/20 (a)		9,882	9,857,295
Southern Star Central Corp.
5.125%, 7/15/22 (a)		6,100	6,161,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23		8,186	8,145,070
6.375%, 8/01/22		2,736	2,838,600
6.875%, 2/01/21		3,250	3,404,375
Tervita Corp.
8.00%, 11/15/18 (a)		12,343	10,892,697
9.75%, 11/01/19 (a)		4,592	2,537,080
10.875%, 2/15/18 (a)		2,648	1,482,880
Triangle USA Petroleum Corp.
6.75%, 7/15/22 (a)		19,746	13,920,930
Whiting Petroleum Corp.
5.75%, 3/15/21		1,986	1,889,183

			433,002,093

	Principal Amount (000)		U.S. $ Value
Other Industrial - 1.6%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)	U.S.$	5,955	$5,835,900
9.00%, 10/15/18 (a)(b)	EUR	1,810	2,076,184
10.75%, 10/15/19 (a)	U.S.$	9,260	7,083,900
B456 Systems, Inc.
3.75%, 4/15/16 (f)(g)(l)		3,985	239,100
Belden, Inc.
5.25%, 7/15/24 (a)		3,975	3,835,875
Briggs & Stratton Corp.
6.875%, 12/15/20		737	794,118
Galapagos Holding SA
7.00%, 6/15/22 (a)	EUR	6,667	6,949,847
General Cable Corp.
4.50%, 11/15/29 (c)(f)	U.S.$	5,909	3,733,749
5.75%, 10/01/22 (c)		5,113	4,141,530
Interline Brands, Inc.
10.00% (10.00% Cash or 10.75% PIK), 11/15/18 (d)		4,597	4,815,358
Laureate Education, Inc.
9.75%, 9/01/19 (a)(b)(c)		21,316	21,635,740
Liberty Tire Recycling LLC
11.00%, 10/01/16 (a)(l)(m)		3,187	2,549,600
Modular Space Corp.
10.25%, 1/31/19 (a)		15,471	10,829,700
NANA Development Corp.
9.50%, 3/15/19 (a)		5,451	4,796,880
New Enterprise Stone & Lime Co., Inc.
11.00%, 9/01/18		5,367	4,937,640
13.00% (5.00% Cash and 8.00% PIK), 3/15/18 (d)		4,648	4,949,758
Novafives SAS
4.071%, 6/30/20 (a)(i)	EUR	896	990,155
4.50%, 6/30/21 (a)		1,119	1,232,858
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (a)	U.S.$	11,622	11,305,882
Xella Holdco Finance SA
9.125% (9.125% Cash or 9.875% PIK), 9/15/18 (a)(b)(d)	EUR	4,100	4,788,900
Zachry Holdings, Inc.
7.50%, 2/01/20 (a)	U.S.$	4,500	4,488,750

			112,011,424

Services - 0.8%
ADT Corp. (The)
4.125%, 4/15/19 (b)		7,422	7,412,722
6.25%, 10/15/21 (b)		4,207	4,458,116
Cerved Group SpA
8.00%, 1/15/21 (a)	EUR	1,431	1,754,477
Geo Debt Finance SCA
7.50%, 8/01/18 (a)(b)		1,635	1,653,557
IHS, Inc.
5.00%, 11/01/22 (a)	U.S.$	3,524	3,552,633

	Principal Amount (000)		U.S. $ Value
Mobile Mini, Inc.
7.875%, 12/01/20	U.S.$	2,320	$2,441,800
Monitronics International, Inc.
9.125%, 4/01/20		2,267	2,108,310
Realogy Group LLC
9.00%, 1/15/20 (a)(b)		3,500	3,815,000
Sabre GLBL, Inc.
8.50%, 5/15/19 (a)		6,968	7,455,760
Sabre Holdings Corp.
8.35%, 3/15/16 (n)		2,939	3,144,730
Service Corp. International/US
6.75%, 4/01/16 (i)		2,900	3,023,250
7.50%, 4/01/27		1,575	1,771,875
ServiceMaster Co. LLC (The)
7.00%, 8/15/20		6,037	6,293,573
8.00%, 2/15/20		3,951	4,178,183

			53,063,986

Technology - 3.7%
Alcatel-Lucent USA, Inc.
8.875%, 1/01/20 (a)		2,881	3,133,088
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	10,842,070
Aspect Software, Inc.
10.625%, 5/15/17		4,211	3,789,900
Audatex North America, Inc.
6.00%, 6/15/21 (a)		3,018	3,138,720
6.125%, 11/01/23 (a)		5,299	5,524,207
Avaya, Inc.
7.00%, 4/01/19 (a)		5,790	5,623,537
10.50%, 3/01/21 (a)		18,495	15,165,900
Blackboard, Inc.
7.75%, 11/15/19 (a)		3,909	3,840,593
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		19,980	17,457,525
Brightstar Corp.
9.50%, 12/01/16 (a)		6,166	6,474,300
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		3,786	3,814,395
6.00%, 8/15/22		4,481	4,705,050
8.50%, 4/01/19		4,401	4,627,652
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		12,000	12,900,000
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	1,672,700
CoreLogic, Inc./United States
7.25%, 6/01/21		889	935,673
CPI International, Inc.
8.75%, 2/15/18 (c)		6,323	6,481,075
Eagle Midco, Inc.
9.00%, 6/15/18 (a)		8,480	8,649,600
Epicor Software Corp.
8.625%, 5/01/19		3,738	3,915,555

	Principal Amount (000)		U.S. $ Value
First Data Corp.
6.75%, 11/01/20 (a)	U.S.$	1,058	$1,133,383
8.25%, 1/15/21 (a)		3,924	4,183,965
11.75%, 8/15/21		7,441	8,566,451
12.625%, 1/15/21		6,761	8,020,236
Freescale Semiconductor, Inc.
5.00%, 5/15/21 (a)(b)		4,637	4,741,332
6.00%, 1/15/22 (a)		5,454	5,781,240
8.05%, 2/01/20		131	138,860
Goodman Networks, Inc.
12.125%, 7/01/18		8,670	8,800,050
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(d)		5,493	5,520,465
Infor US, Inc.
9.375%, 4/01/19		6,278	6,748,850
10.00%, 4/01/19	EUR	2,539	3,109,498
Iron Mountain, Inc.
5.75%, 8/15/24	U.S.$	3,155	3,194,438
Micron Technology, Inc.
5.25%, 8/01/23 (a)		3,279	3,279,000
5.50%, 2/01/25 (a)		9,202	9,248,010
MMI International Ltd.
8.00%, 3/01/17 (a)		6,778	6,744,110
MSCI, Inc.
5.25%, 11/15/24 (a)		2,872	2,994,060
Numericable-SFR
6.00%, 5/15/22 (a)		8,105	8,290,604
6.25%, 5/15/24 (a)		2,975	3,079,125
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)		8,374	8,842,360
Open Text Corp.
5.625%, 1/15/23 (a)		4,991	5,128,252
Sensata Technologies BV
6.50%, 5/15/19 (a)		5,000	5,206,250
SITEL LLC/Sitel Finance Corp.
11.00%, 8/01/17 (a)		3,400	3,451,000
Sophia LP/Sophia Finance, Inc.
9.75%, 1/15/19 (a)		1,550	1,654,625
SunGard Data Systems, Inc.
7.625%, 11/15/20		6,170	6,578,762
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	1,665,915

			248,792,381

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		6,910	7,333,237
8.75%, 4/01/20 (a)		8,365	9,077,698
Northwest Airlines Pass-Through Trust Series 2000-1, Class G
7.15%, 10/01/19 (n)		639	677,794

	Principal Amount (000)		U.S. $ Value
UAL Pass-Through Trust
Series 2007-1, Class A
6.636%, 7/02/22	U.S.$	1,712	$1,845,130

			18,933,859

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.50%, 4/01/23 (a)		2,551	2,602,020
5.50%, 4/01/23		2,003	2,055,579
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,473,598
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	4,252	3,752,390
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	4,969,047
Europcar Groupe SA
11.50%, 5/15/17 (a)		4,351	5,531,208
Hapag-Lloyd AG
9.75%, 10/15/17 (a)	U.S.$	2,250	2,317,500
Hertz Corp. (The)
5.875%, 10/15/20		3,548	3,601,220
6.75%, 4/15/19		8,288	8,536,640
7.50%, 10/15/18		1,900	1,966,500
LBC Tank Terminals Holding Netherlands BV
6.875%, 5/15/23 (a)		9,177	9,268,770
Overseas Shipholding Group, Inc.
8.125%, 3/30/18		2,250	2,199,375

			49,273,847

			2,960,520,452

Financial Institutions - 6.9%
Banking - 3.4%
ABN AMRO Bank NV
4.31%, 3/10/16 (o)	EUR	5,396	6,182,906
5.00%, 2/17/16 (o)	GBP	1,698	2,583,103
Ally Financial, Inc.
4.625%, 6/26/15	U.S.$	4,725	4,760,438
7.50%, 9/15/20		2,107	2,502,063
8.00%, 11/01/31		6,078	7,938,438
Bank of America Corp.
Series X
6.25%, 9/05/24 (o)		521	532,780
Series Z
6.50%, 10/23/24 (o)		6,920	7,246,534
Bank of Ireland
2.08%, 9/22/15 (i)(l)	CAD	7,925	6,049,618
10.00%, 2/12/20	EUR	2,270	3,244,356
10.00%, 7/30/16 (a)		1,419	1,738,174
Barclays Bank PLC
6.86%, 6/15/32 (a)(o)	U.S.$	838	921,800
7.625%, 11/21/22		6,508	7,260,487

	Principal Amount (000)		U.S. $ Value
7.70%, 4/25/18 (a)(o)	U.S.$	4,629	$5,010,971
7.75%, 4/10/23		6,059	6,625,516
Barclays PLC
8.00%, 12/15/20 (o)	EUR	622	753,897
8.25%, 12/15/18 (o)	U.S.$	1,464	1,531,710
BBVA International Preferred SAU
3.798%, 9/22/15 (o)	EUR	3,030	3,386,237
4.952%, 9/20/16 (a)(o)		8,900	10,126,353
BNP Paribas SA
5.186%, 6/29/15 (a)(o)	U.S.$	3,333	3,349,665
7.195%, 6/25/37 (a)(o)		6,900	8,073,000
Citigroup, Inc.
5.95%, 1/30/23 (o)		14,778	14,759,527
Commerzbank AG
8.125%, 9/19/23 (a)		5,125	6,111,563
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	15,454,455
Credit Agricole SA
7.589%, 1/30/20 (o)	GBP	4,950	8,283,271
7.875%, 1/23/24 (a)(b)(o)	U.S.$	2,098	2,168,808
Credit Suisse Group AG
7.50%, 12/11/23 (a)(o)		6,214	6,524,700
Danske Bank A/S
5.684%, 2/15/17 (o)	GBP	5,500	8,605,523
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	U.S.$	816	971,040
HBOS Capital Funding LP
4.939%, 5/23/16 (o)	EUR	3,901	4,439,000
HT1 Funding GmbH
6.352%, 6/30/17 (o)		2,700	3,089,137
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	10,206	10,511,864
LBG Capital No.1 PLC
8.00%, 6/15/20 (a)(o)		3,820	4,030,100
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(o)		3,709	4,024,265
6.657%, 5/21/37 (a)(o)		1,801	1,963,090
7.50%, 6/27/24 (o)		11,389	11,645,252
Macquarie Capital Funding LP/Jersey
6.177%, 4/15/20 (o)	GBP	3,350	4,941,020
Novo Banco SA
2.625%, 5/08/17 (a)	EUR	1,900	2,084,222
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)	U.S.$	896	1,015,168
SNS Bank NV
11.25%, 12/31/49 (g)(l)(m)	EUR	1,001	0
Societe Generale SA
6.999%, 12/19/17 (o)		2,650	3,319,703
7.875%, 12/18/23 (a)(o)	U.S.$	6,357	6,261,645
UBS AG/Jersey
4.28%, 4/15/15 (o)	EUR	8,250	9,341,145

	Principal Amount (000)		U.S. $ Value
UniCredit Luxembourg Finance SA
6.00%, 10/31/17 (a)	U.S.$	1,870	$1,986,471
UT2 Funding PLC
5.321%, 6/30/16	EUR	1,293	1,490,312
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	2,396,317
5.80%, 6/15/23 (o)		2,500	2,356,250

			227,591,894

Brokerage - 0.2%
E*TRADE Financial Corp.
5.375%, 11/15/22		4,281	4,495,050
6.375%, 11/15/19		6,552	7,010,640
GFI Group, Inc.
10.375%, 7/19/18 (c)		3,200	3,584,000
Lehman Brothers Holdings, Inc.
4.80%, 3/13/14 (g)		1,800	263,250
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (g)		1,600	240,000

			15,592,940

Finance - 1.2%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(d)		4,943	4,003,563
CIT Group, Inc.
5.25%, 3/15/18		3,667	3,804,513
Creditcorp
12.00%, 7/15/18 (a)		6,205	5,863,725
Enova International, Inc.
9.75%, 6/01/21 (a)		9,610	8,540,887
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)		1,500	1,421,250
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,492,625
8.25%, 12/15/20		10,200	12,520,500
8.75%, 3/15/17 (c)		2,375	2,642,544
8.875%, 9/01/17		2,210	2,508,350
Navient Corp.
4.875%, 6/17/19		5,837	5,880,777
5.50%, 1/15/19-1/25/23		2,948	2,978,782
5.625%, 8/01/33		4,160	3,348,800
7.25%, 1/25/22		1,638	1,781,325
8.00%, 3/25/20		3,466	3,847,260
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		3,183	3,298,384
Peninsula Gaming LLC/Peninsula Gaming Corp.
8.375%, 2/15/18 (a)		3,759	3,928,155
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		18,725	14,231,000

			83,092,440

	Principal Amount (000)		U.S. $ Value
Insurance - 1.1%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC
7.875%, 12/15/20 (a)	U.S.$	9,491	$9,538,455
American Equity Investment Life Holding Co.
6.625%, 7/15/21		8,506	9,058,890
CNO Financial Group, Inc.
6.375%, 10/01/20 (a)		1,000	1,060,000
Genworth Holdings, Inc.
6.15%, 11/15/66		2,535	1,571,700
7.625%, 9/24/21		4,725	4,631,606
Hartford Financial Services Group, Inc. (The)
8.125%, 6/15/38		1,856	2,097,280
Hockey Merger Sub 2, Inc.
7.875%, 10/01/21 (a)		5,630	5,630,000
ING Groep NV
5.775%, 12/08/15 (o)		6,869	6,972,035
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	17,341,825
USI, Inc./NY
7.75%, 1/15/21 (a)		13,834	13,505,442
WellCare Health Plans, Inc.
5.75%, 11/15/20		5,640	5,851,500

			77,258,733

Other Finance - 0.9%
ACE Cash Express, Inc.
11.00%, 2/01/19 (a)		4,467	2,769,540
CNG Holdings, Inc./OH
9.375%, 5/15/20 (a)		16,179	9,343,372
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		6,800	6,528,000
FTI Consulting, Inc.
6.00%, 11/15/22		3,000	3,153,750
6.75%, 10/01/20		3,150	3,303,562
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		4,440	4,240,200
Harbinger Group, Inc.
7.75%, 1/15/22		2,930	2,944,650
7.875%, 7/15/19		3,913	4,128,215
iPayment, Inc.
Series AI
9.50%, 12/15/19		7,558	6,878,118
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)(b)		6,062	5,577,040
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,561	6,880,510

			55,746,957

	Principal Amount (000)		U.S. $ Value
REITS - 0.1%
Felcor Lodging LP
5.625%, 3/01/23	U.S.$	7,213	$7,339,228

			466,622,192

Utility - 2.2%
Electric - 2.2%
AES Corp./VA
4.875%, 5/15/23		1,500	1,462,500
5.50%, 3/15/24		3,250	3,258,125
7.375%, 7/01/21		6,060	6,711,450
8.00%, 10/15/17		348	389,325
Calpine Corp.
5.75%, 1/15/25		14,043	14,323,860
5.875%, 1/15/24 (a)		3,988	4,247,220
7.875%, 1/15/23 (a)		2,422	2,712,640
DPL, Inc.
6.75%, 10/01/19 (a)		2,450	2,499,000
7.25%, 10/15/21		986	1,005,411
Dynegy Finance I, Inc./Dynegy Finance II, Inc.
7.375%, 11/01/22 (a)		13,060	13,484,450
7.625%, 11/01/24 (a)		8,625	8,883,750
EDP Finance BV
4.90%, 10/01/19 (a)		416	439,804
6.00%, 2/02/18 (a)		10,232	11,104,994
FirstEnergy Corp.
Series C
7.375%, 11/15/31		4,551	5,961,906
GenOn Energy, Inc.
7.875%, 6/15/17		825	808,500
9.50%, 10/15/18		15,239	15,124,707
NRG Energy, Inc.
6.25%, 7/15/22		1,631	1,675,853
6.625%, 3/15/23		10,296	10,682,100
Series WI
6.25%, 5/01/24		10,951	10,923,622
NRG Yield Operating LLC
5.375%, 8/15/24 (a)		4,311	4,461,885
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67		5,125	5,018,195
PPL Energy Supply LLC
4.60%, 12/15/21		5,873	5,275,675
RJS Power Holdings LLC
5.125%, 7/15/19 (a)		15,694	15,223,180
Texas Competitive/TCEH
4.646%, 10/01/20 (j)		2,679	1,815,022

			147,493,174

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22 (a)		8,609	8,350,730

	Principal Amount (000)		U.S. $ Value
Total Corporates - Non-Investment Grade (cost $3,723,140,570)			$3,582,986,548

GOVERNMENTS - TREASURIES - 15.1%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/17	BRL	167,835	60,062,656

Colombia - 0.1%
Colombia Government International Bond
12.00%, 10/22/15	COP	1,700,000	730,935
7.75%, 4/14/21		12,390,000	5,658,269
Colombian TES
Series B
10.00%, 7/24/24		7,000,000	3,554,537

			9,943,741

Indonesia - 0.1%
Indonesia Treasury Bond - Recap Linked Note (JPMC)
10.00%, 7/18/17	IDR	63,808,000	5,382,186

Philippines - 0.1%
Philippine Government International Bond
6.25%, 1/14/36 (l)	PHP	280,000	7,461,502

South Africa - 0.2%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,522,562
Series R207
7.25%, 1/15/20		120,490	10,624,745
Series R208
6.75%, 3/31/21		21,565	1,856,497

			14,003,804

United States - 13.7%
U.S. Treasury Bonds
2.75%, 8/15/42 (p)	U.S.$	18,000	19,842,192
4.25%, 11/15/40 (p)(q)		14,500	20,378,169
4.75%, 2/15/37 (p)		8,500	12,542,150
7.625%, 2/15/25		75,500	117,190,194
U.S. Treasury Notes
1.50%, 10/31/19 (b)		357,000	362,466,384
1.625%, 8/31/19 (b)		357,012	364,709,893
2.125%, 8/31/20 (p)(q)		11,300	11,789,075
2.50%, 8/15/23		16,550	17,733,060

			926,651,117

Total Governments - Treasuries (cost $1,002,758,117)			1,023,505,006

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 7.0%
Financial Institutions - 4.0%
Banking - 1.5%
American Express Co.
6.80%, 9/01/66	U.S.$	4,555	$4,805,525
Baggot Securities Ltd.
10.24%, 3/02/15 (a)(o)	EUR	5,912	7,027,281
BPCE SA
5.70%, 10/22/23 (a)	U.S.$	241	267,295
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands
8.375%, 7/26/16 (a)(o)		5,750	6,175,448
8.40%, 6/29/17 (a)(o)		5,500	6,084,375
Credit Suisse AG
6.50%, 8/08/23 (a)		9,056	10,114,887
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,374,483
HSBC Capital Funding LP/Jersey
10.176%, 6/30/30 (a)(o)		1,590	2,396,925
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		5,980	6,458,958
JPMorgan Chase & Co.
Series R
6.00%, 8/01/23 (o)		3,893	3,930,715
Series S
6.75%, 2/01/24 (o)		2,209	2,374,012
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17 (o)	GBP	1,225	1,965,026
National Capital Trust II Delaware
5.486%, 3/23/15 (a)(o)	U.S.$	1,700	1,705,610
Nordea Bank AB
6.125%, 9/23/24 (a)(o)		4,940	4,918,412
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (o)		3,888	3,766,500
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,995,984
Santander Bank NA
8.75%, 5/30/18		3,800	4,544,663
Standard Chartered PLC
5.20%, 1/26/24 (a)(b)		5,722	6,197,802
6.409%, 1/30/17 (a)(b)(o)		3,500	3,618,125
UBS AG/Stamford CT
7.625%, 8/17/22		8,785	10,486,092
Wells Fargo & Co.
Series S
5.90%, 6/15/24 (o)		2,482	2,550,255

			99,758,373

Brokerage - 0.1%
Charles Schwab Corp. (The)
7.00%, 2/01/22 (b)(o)		6,830	7,974,708

	Principal Amount (000)		U.S. $ Value
Finance - 0.5%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)	U.S.$	2,367	$2,450,759
6.75%, 4/06/21 (a)		4,820	5,422,500
7.125%, 10/15/20 (a)		3,101	3,601,305
GE Capital Trust II
5.50%, 9/15/67 (a)	EUR	4,000	4,870,300
General Electric Capital Corp.
Series A
7.125%, 6/15/22 (o)	U.S.$	4,200	4,887,750
Series B
6.25%, 12/15/22 (o)		4,800	5,289,600
HSBC Finance Capital Trust IX
5.911%, 11/30/35		6,765	6,857,004

			33,379,218

Insurance - 1.6%
AAI Ltd.
6.15%, 9/07/25	AUD	700	549,729
Series 5
6.75%, 10/06/26		500	402,243
American International Group, Inc.
6.82%, 11/15/37	U.S.$	1,938	2,725,940
8.175%, 5/15/58		7,301	10,002,370
AON Corp.
8.205%, 1/01/27		2,495	3,234,877
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,526,348
Coventry Health Care, Inc.
5.95%, 3/15/17		1,415	1,555,480
Lincoln National Corp.
6.05%, 4/20/67		5,966	5,966,000
7.00%, 5/17/66		5,134	5,108,330
8.75%, 7/01/19		604	768,849
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,241,550
MetLife, Inc.
6.40%, 12/15/36		3,700	4,199,500
10.75%, 8/01/39		3,495	5,766,750
Mitsui Sumitomo Insurance Co., Ltd.
7.00%, 3/15/72 (a)		3,554	4,177,219
Nationwide Mutual Insurance Co.
2.531%, 12/15/24 (a)(i)		5,000	4,999,845
9.375%, 8/15/39 (a)		4,546	7,567,563
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	5,001,876
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,520,000
Swiss Re Capital I LP
6.854%, 5/25/16 (a)(o)		6,435	6,750,315
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	4,228,538
WR Berkley Corp.
5.60%, 5/15/15		3,500	3,547,681

	Principal Amount (000)		U.S. $ Value
XLIT Ltd.
Series E
6.50%, 4/15/17 (o)	U.S.$	11,629	$10,466,100
ZFS Finance USA Trust II
6.45%, 12/15/65 (a)		1,695	1,771,275
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,182,452

			109,260,830

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)(b)		4,867	4,962,442

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,852,757
7.75%, 7/15/20		3,036	3,709,318
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,302,989

			12,865,064

			268,200,635

Industrial - 2.4%
Basic - 1.0%
Braskem America Finance Co.
7.125%, 7/22/41 (a)		3,672	3,506,760
Braskem Finance Ltd.
5.75%, 4/15/21 (a)		200	197,750
6.45%, 2/03/24		4,416	4,305,600
7.00%, 5/07/20 (a)		208	220,480
CF Industries, Inc.
6.875%, 5/01/18		1,100	1,258,599
7.125%, 5/01/20		1,100	1,332,682
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.125%, 6/15/19		1,298	1,366,145
6.50%, 11/15/20		3,362	3,548,591
6.625%, 5/01/21		649	681,450
6.75%, 2/01/22		1,566	1,687,365
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)		2,014	1,973,720
Minsur SA
6.25%, 2/07/24 (a)		10,297	11,037,398
Samarco Mineracao SA
4.125%, 11/01/22 (a)		740	654,900
5.75%, 10/24/23 (a)		5,205	5,048,850
5.75%, 10/24/23 (a)(b)		6,000	5,820,000
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,689,420
Teck Resources Ltd.
6.125%, 10/01/35		5,000	4,547,785
Vale Overseas Ltd.
6.875%, 11/21/36		8,495	8,334,105

	Principal Amount (000)		U.S. $ Value
Westvaco Corp.
8.20%, 1/15/30	U.S.$	2,940	$4,264,749
Weyerhaeuser Co.
7.375%, 3/15/32		3,308	4,553,088
8.50%, 1/15/25		1,000	1,373,283

			67,402,720

Capital Goods - 0.2%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (a)		6,710	4,797,650
7.125%, 6/26/42 (a)		6,600	4,900,500
8.25%, 4/25/18 (a)	BRL	5,903	1,715,956
Owens Corning
6.50%, 12/01/16 (i)	U.S.$	21	22,901
7.00%, 12/01/36 (i)		4,450	5,585,444

			17,022,451

Communications - Media - 0.2%
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,706,758
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(o)		6,975	7,411,635

			11,118,393

Communications - Telecommunications - 0.1%
Qwest Corp.
6.75%, 12/01/21		1,000	1,164,392
6.875%, 9/15/33		5,000	5,044,110
7.625%, 6/15/15		1,590	1,625,824

			7,834,326

Consumer Cyclical - Automotive - 0.0%
Delphi Corp.
6.125%, 5/15/21		957	1,039,541

Consumer Cyclical - Other - 0.1%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)		3,525	3,754,125
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15		2,035	2,134,605

			5,888,730

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	394,890

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)		2,956	2,952,157
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	412,123
Forest Laboratories, Inc.
5.00%, 12/15/21 (a)		3,997	4,372,594

	Principal Amount (000)		U.S. $ Value
Mylan, Inc./PA
7.875%, 7/15/20 (a)	U.S.$	335	$356,775

			8,093,649

Energy - 0.4%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,465,814
Energy Transfer Partners LP
7.60%, 2/01/24		3,200	4,037,725
Enterprise Products Operating LLC
Series A
8.375%, 8/01/66		2,359	2,494,642
Kinder Morgan Finance Co. LLC
5.70%, 1/05/16		470	486,336
Kinder Morgan, Inc./DE
7.00%, 6/15/17		275	303,188
Series G
7.80%, 8/01/31		2,662	3,272,248
Pioneer Natural Resources Co.
5.875%, 7/15/16		500	531,344
Pride International, Inc.
6.875%, 8/15/20		1,327	1,501,149
SESI LLC
6.375%, 5/01/19		771	767,145
7.125%, 12/15/21		3,333	3,341,332
TransCanada PipeLines Ltd.
6.35%, 5/15/67		2,500	2,412,500
Transocean, Inc.
6.80%, 3/15/38 (b)		1,916	1,482,984
7.50%, 4/15/31		1,800	1,455,174

			24,551,581

Other Industrial - 0.2%
Fresnillo PLC
5.50%, 11/13/23 (a)		10,414	10,817,543

Technology - 0.1%
Seagate HDD Cayman
4.75%, 6/01/23		5,000	5,334,365

Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1, Class G
7.93%, 1/02/19		1,194	1,325,394
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		926	1,082,156

			2,407,550

			161,905,739

Utility – 0.4%
Electric – 0.2%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)		14,103	14,067,742

	Principal Amount (000)		U.S. $ Value
Southern California Edison Co.
Series E
6.25%, 2/01/22 (o)	U.S.$	3,300	$3,675,375

			17,743,117

Natural Gas - 0.2%
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		7,654	8,137,825
SourceGas LLC
5.90%, 4/01/17 (a)		3,000	3,225,276

			11,363,101

			29,106,218

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,500,730
OCP SA
5.625%, 4/25/24 (a)		2,708	2,952,045
Petrobras International Finance Co. SA
5.375%, 1/27/21		8,624	7,748,147
5.75%, 1/20/20		1,011	937,591

			13,138,513

Total Corporates - Investment Grade (cost $437,041,181)			472,351,105

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.7%
Non-Agency Fixed Rate - 2.5%
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
2.962%, 5/25/47		2,121	1,804,274
Series 2007-4, Class 22A1
4.894%, 6/25/47		7,952	7,133,860
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		1,060	801,657
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		11,172	10,309,477
Series 2006-AR3, Class 1A2A
5.283%, 6/25/36		4,733	4,319,166
Series 2007-AR4, Class 1A1A
5.419%, 3/25/37		1,909	1,824,914
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		2,487	2,128,703
Countrywide Alternative Loan Trust
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,851	1,596,434
Countrywide Alternative Loan Trust
Series 2005-46CB, Class A2
5.50%, 10/25/35		367	348,903
Series 2005-46CB, Class A20

	Principal Amount (000)		U.S. $ Value
5.50%, 10/25/35	U.S.$	287	$273,064
Series 2005-46CB, Class A3
5.50%, 10/25/35		925	878,805
Series 2005-46CB, Class A4
5.25%, 10/25/35		395	371,006
Series 2005-46CB, Class A7
5.50%, 10/25/35		695	660,949
Series 2006-19CB, Class A15
6.00%, 8/25/36		898	794,383
Series 2006-19CB, Class A24
6.00%, 8/25/36		577	517,276
Series 2006-24CB, Class A15
5.75%, 6/25/36		5,921	5,442,143
Series 2006-24CB, Class A16
5.75%, 6/25/36		1,132	1,040,501
Series 2006-26CB, Class A6
6.25%, 9/25/36		490	422,460
Series 2006-2CB, Class A11
6.00%, 3/25/36		2,277	2,004,648
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		5,082	4,481,658
Series 2006-42, Class 1A6
6.00%, 1/25/47		2,077	1,828,738
Series 2006-HY12, Class A5
3.551%, 8/25/36		10,769	10,219,234
Series 2006-J1, Class 1A10
5.50%, 2/25/36		3,056	2,753,102
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,852	1,668,994
Series 2007-13, Class A2
6.00%, 6/25/47		7,307	6,237,944
Series 2007-15CB, Class A19
5.75%, 7/25/37		1,159	1,066,145
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		1,463	1,324,334
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		5,826	5,310,048
Series 2007-HY4, Class 1A1
2.547%, 9/25/47		2,223	1,980,301
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		4,197	3,676,249
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.261%, 5/25/35		1,672	1,561,849
Series 2005-AA7, Class 2A1
2.252%, 9/25/35		1,165	1,017,763
Series 2006-AA3, Class A1
2.322%, 6/25/36		1,831	1,416,639
Series 2006-AA5, Class A1
2.231%, 9/25/36		5,143	4,040,908
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		2,971	2,480,738
Series 2006-FA3, Class A9
6.00%, 7/25/36		2,592	2,174,136
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1

	Principal Amount (000)		U.S. $ Value
4.53%, 9/25/35	U.S.$	4,749	$4,084,590
Series 2006-AR37, Class 2A1
4.451%, 2/25/37		1,905	1,569,620
Series 2007-AR1, Class 2A1
2.577%, 4/25/37		5,140	3,855,063
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		2,785	2,582,726
Series 2006-2, Class 6A
6.50%, 2/25/36		2,762	2,378,299
Series 2007-12, Class 3A22
6.00%, 8/25/37		743	704,257
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.563%, 10/25/36		9,741	6,584,950
Residential Accredit Loans, Inc.
Series 2005-QA10, Class A31
3.538%, 9/25/35		5,219	4,447,752
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		4,188	3,712,535
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		1,279	1,072,405
Series 2007-A1, Class A8
6.00%, 3/25/37		1,579	1,132,080
Series 2007-A5, Class 2A3
6.00%, 5/25/37		624	550,851
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
5.21%, 9/25/35		3,414	3,229,645
Series 2006-9, Class 4A1
5.362%, 10/25/36		2,307	2,044,250
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-7, Class A3
4.694%, 9/25/36		2,743	1,566,706
Series 2006-7, Class A4
4.694%, 9/25/36		2,630	1,501,931
Series 2006-9, Class A4
5.247%, 10/25/36		2,737	1,681,736
Series 2006-9, Class A6
5.247%, 10/25/36		2,823	1,733,488
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-HY3, Class 4A1
2.353%, 3/25/37		5,271	4,974,567
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		2,592	2,347,250
Wells Fargo Mortgage Backed Securities
Series 2007-10, Class 1A8
6.00%, 7/25/37		2,962	2,910,821
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.574%, 12/28/37		10,920	10,047,999
Series 2007-AR8, Class A1

	Principal Amount (000)		U.S. $ Value
2.609%, 11/25/37	U.S.$	4,354	$3,820,637

			164,445,561

Non-Agency Floating Rate - 1.7%
Chevy Chase Funding LLC Mortgage-Backed Certificates
Series 2006-2A, Class A2
0.348%, 4/25/47 (a)(i)		11,104	8,194,829
Countrywide Alternative Loan Trust
Series 2005-82, Class A1
0.438%, 2/25/36 (i)		959	787,477
Series 2007-7T2, Class A3
0.768%, 4/25/37 (i)		4,506	2,480,680
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
0.768%, 8/25/37 (i)		1,428	1,123,157
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-OA3, Class A1
0.308%, 7/25/47 (i)		9,008	7,654,071
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.418%, 4/25/37 (i)		2,850	1,613,397
Series 2007-FA2, Class 1A5
0.468%, 4/25/37 (i)		3,228	1,837,186
HarborView Mortgage Loan Trust
Series 2006-10, Class 2A1A
0.348%, 11/19/36 (i)		5,558	4,526,860
Series 2007-4, Class 2A1
0.388%, 7/19/47 (i)		16,499	14,081,324
Series 2007-7, Class 2A1A
1.168%, 10/25/37 (i)		2,705	2,365,444
Impac Secured Assets Trust
Series 2007-1, Class A2
0.328%, 3/25/37 (i)		2,840	2,240,331
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.418%, 2/25/37 (i)		3,470	1,057,002
Series 2007-1, Class 3A2
7.082%, 2/25/37 (i)(r)		3,470	1,111,883
Lehman XS Trust
Series 2007-15N, Class 4A1
1.068%, 8/25/47 (i)		1,105	768,289
Series 2007-16N, Class 2A2
1.018%, 9/25/47 (i)		1,442	1,150,431
Series 2007-4N, Class 3A2A
0.863%, 3/25/47 (i)		5,211	4,360,684
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.318%, 8/25/36 (i)		12,144	6,555,812
NovaStar Mortgage Funding Trust
Series 2006-MTA1, Class 2A1A
0.358%, 9/25/46 (i)		2,284	1,940,726

	Principal Amount (000)		U.S. $ Value
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
0.328%, 2/25/37 (i)	U.S.$	1,582	$1,273,859
Series 2007-2, Class 1A3
0.498%, 5/25/37 (i)		1,925	1,564,357
Residential Accredit Loans, Inc.
Series 2006-QA4, Class A
0.348%, 5/25/36 (i)		6,510	5,248,845
Series 2006-QO2, Class A1
0.388%, 2/25/46 (i)		2,134	1,021,442
Series 2007-QH6, Class A1
0.358%, 7/25/37 (i)		1,306	1,095,193
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.614%, 8/25/47 (i)		3,450	3,040,109
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.084%, 5/25/46 (i)		1,892	1,437,506
Series 2007-OA4, Class A1A
0.874%, 4/25/47 (i)		15,056	11,154,485
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR3, Class A1A
1.114%, 2/25/46 (i)		1,446	1,363,016
Series 2006-AR5, Class A1A
1.104%, 6/25/46 (i)		1,818	1,552,578
Series 2007-OA1, Class A1A
0.814%, 2/25/47 (i)		13,280	10,718,501
Series 2007-OA3, Class 2A1A
0.874%, 4/25/47 (i)		1,857	1,643,171
Series 2007-OA5, Class 1A
0.864%, 6/25/47 (i)		11,548	9,840,356

			114,803,001

GSE Risk Share Floating Rate - 1.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.318%, 7/25/23 (i)		8,995	10,682,546
Series 2013-DN2, Class M2
4.418%, 11/25/23 (i)		7,100	7,247,162
Series 2014-DN1, Class M3
4.668%, 2/25/24 (i)		9,915	9,914,955
Series 2014-DN2, Class M3
3.768%, 4/25/24 (i)		6,307	5,906,467
Series 2014-DN3, Class M3
4.168%, 8/25/24 (i)		10,000	9,721,107
Series 2014-HQ2, Class M3
3.918%, 9/25/24 (i)		3,045	2,824,848
Series 2014-HQ3, Class M3
4.918%, 10/25/24 (i)		8,520	8,568,937

	Principal Amount (000)		U.S. $ Value
Federal National Mortgage Association
Series 2013-C01, Class M2
5.418%, 10/25/23 (i)	U.S.$	7,285	$7,926,677
Series 2014-C01, Class M2
4.568%, 1/25/24 (i)		9,535	9,835,264
Series 2014-C02, Class 1M2
2.768%, 5/25/24 (i)		3,410	3,012,905
Series 2014-C03, Class 1M2
3.168%, 7/25/24 (i)		6,973	6,250,251
Series 2014-C04, Class 1M2
5.068%, 11/25/24 (i)		20,855	21,269,775

			103,160,894

Non-Agency ARMs - 0.0%
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-HYB2, Class 3A1
2.565%, 2/25/47 (i)		2,391	1,984,693

Total Collateralized Mortgage Obligations (cost $371,537,220)			384,394,149

BANK LOANS - 3.3%
Industrial - 2.9%
Basic - 0.2%
Arysta LifeScience SPC, LLC
4.50%, 5/29/20 (i)		7,978	7,967,156
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.)
3.75%, 6/30/19 (i)		7,625	6,672,291

			14,639,447

Capital Goods - 0.2%
Berry Plastics Corporation
3.75%, 1/06/21 (i)		5,056	4,980,654
ClubCorp Club Operations, Inc.
4.50%, 7/24/20 (i)		2,348	2,324,153
Serta Simmons Holdings LLC
4.25%, 10/01/19 (i)		5,268	5,217,477

			12,522,284

Communications - Media - 0.1%
Advantage Sales & Marketing Inc.
7.50%, 7/25/22 (i)		5,978	5,843,278
Clear Channel Communications, Inc.
3.82%, 1/29/16 (i)		60	59,073
TWCC Holding Corp.
7.00%, 6/26/20 (i)		3,525	3,276,769

			9,179,120

Consumer Cyclical - Automotive - 0.6%
Affinia Group, Inc.
4.75%, 4/27/20 (i)		7,041	7,005,382

	Principal Amount (000)		U.S. $ Value
Exide Technologies
9.00%, 3/31/15 (h)	U.S.$	29,004	$24,508,031
Navistar, Inc.
5.75%, 8/17/17 (i)		3,605	3,605,000
TI Group Automotive Systems LLC
4.25%, 7/02/21 (i)		7,809	7,769,968

			42,888,381

Consumer Cyclical - Entertainment - 0.2%
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25%, 5/17/21 (i)		3,419	3,359,283
NCL Corp., Ltd.
4.00%, 11/19/21 (i)		1,379	1,378,032
Station Casinos LLC
4.25%, 3/02/20 (i)		7,135	7,020,223

			11,757,538

Consumer Cyclical - Other - 0.3%
CityCenter Holdings, LLC
4.25%, 10/16/20 (i)		9,547	9,487,609
La Quinta Intermediate Holdings LLC
4.00%, 4/14/21 (i)		3,078	3,046,970
New HB Acquisition, LLC
6.75%, 4/09/20 (i)		10,719	10,879,785

			23,414,364

Consumer Cyclical - Retailers - 0.2%
Burlington Coat Factory Warehouse Corp.
4.25%, 8/13/21 (i)		605	599,884
Harbor Freight Tools USA, Inc.
4.75%, 7/26/19 (i)		2,287	2,282,627
J.C. Penney Corporation, Inc.
6.00%, 5/22/18 (i)		6,797	6,727,448
Michaels Stores, Inc.
4.00%, 1/28/20 (i)		3,119	3,083,266
Rite Aid Corporation
5.75%, 8/21/20 (i)		3,000	3,005,640

			15,698,865

Consumer Non-Cyclical - 0.5%
Air Medical Group Holdings, Inc.
5.00%, 6/30/18 (i)		5,402	5,395,326
Air Medical Holding, LLC
7.63%, 5/31/18		17,000	16,830,000
ConvaTec, Inc.
4.00%, 12/22/16 (i)		1,124	1,122,891
Grifols Worldwide Operations Ltd.
3.17%, 2/27/21 (i)		3,226	3,184,144
H.J. Heinz Company
3.50%, 6/05/20 (i)		2,489	2,483,877

	Principal Amount (000)		U.S. $ Value
Par Pharmaceutical Companies, Inc. (Par Pharmaceuticals, Inc.)
4.00%, 9/30/19 (i)	U.S.$	1,858	$1,823,766

			30,840,004

Energy - 0.1%
Seadrill Operating LP (Seadrill Partners Finco LLC)
4.00%, 2/21/21 (i)		5,217	4,120,832

Other Industrial - 0.2%
Accudyne Industries Borrower S.C.A./Accudyne Industries LLC (fka Silver II US Holdings LLC)
4.00%, 12/13/19 (i)		4,577	4,276,532
Gardner Denver, Inc.
4.25%, 7/30/20 (i)		5,481	5,114,793
Laureate Education, Inc.
5.00%, 6/15/18 (i)		2,708	2,545,655
Unifrax Holding Co.
5.25%, 11/28/18 (i)	EUR	2,751	3,101,036

			15,038,016

Technology - 0.3%
Avaya, Inc.
4.67%, 10/26/17 (i)	U.S.$	377	360,105
BMC Software Finance Inc.
5.00%, 9/10/20 (i)		3,979	3,847,383
Infor (US), Inc. (fka Lawson Software Inc.)
3.75%, 6/03/20 (i)		2,587	2,522,474
MMI International Ltd. (MMI International (Delaware) LLC)
7.25%, 11/20/18 (i)(l)		5,846	5,772,760
Smart Modular Technologies (Global), Inc.
8.25%, 8/26/17 (i)		4,608	4,515,701

			17,018,423

			197,117,274

Financial Institutions - 0.2%
Insurance - 0.1%
Hub International Limited
4.25%, 10/02/20 (i)		4,444	4,303,180

Other Finance - 0.1%
Travelport Finance (Luxembourg) S.A.r.l.
6.00%, 9/02/21 (i)		10,180	10,183,963

			14,487,143

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Co., LLC (EFIH Finance, Inc.)
4.25%, 6/19/16 (i)		9,316	9,301,616

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.1%
Foreign Local Government - Municipal - 0.1%
Education Management LLC
5.00%, 6/01/16 (d)(i)	U.S.$	5,548	$4,499,127

Total Bank Loans (cost $233,871,474)			225,405,160

EMERGING MARKETS - CORPORATE BONDS - 3.2%
Industrial - 2.7%
Basic - 0.5%
Elementia SAB de CV
5.50%, 1/15/25 (a)		2,208	2,111,400
Gold Fields Orogen Holdings BVI Ltd.
4.875%, 10/07/20 (a)		9,969	8,822,565
Mongolian Mining Corp.
8.875%, 3/29/17 (a)		6,532	4,343,780
Sappi Papier Holding GmbH
6.625%, 4/15/21 (a)		3,030	3,105,750
7.75%, 7/15/17 (a)		6,184	6,640,070
Tupy Overseas SA
6.625%, 7/17/24 (a)		2,638	2,420,365
Vedanta Resources PLC
6.00%, 1/31/19 (a)		1,566	1,378,080
6.00%, 1/31/19 (a)(b)		825	726,000
8.25%, 6/07/21 (a)(b)		3,455	3,126,775
9.50%, 7/18/18 (a)		1,943	1,923,570

			34,598,355

Capital Goods - 0.6%
CEMEX Espana SA/Luxembourg
9.875%, 4/30/19 (a)		10,290	11,216,100
Cemex Finance LLC
9.375%, 10/12/22 (a)		4,406	4,857,174
Cemex SAB de CV
5.70%, 1/11/25 (a)		7,161	6,606,023
Ferreycorp SAA
4.875%, 4/26/20 (a)		4,418	4,351,713
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	879,800
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		696	699,132
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (a)		6,414	6,510,210
Zoomlion Hk Spv Co., Ltd.
6.875%, 4/05/17 (a)		6,500	6,503,250

			41,623,402

Communications - Media - 0.1%
Myriad International Holdings BV
6.00%, 7/18/20 (a)		6,983	7,786,981

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.3%
Comcel Trust
6.875%, 2/06/24 (a)	U.S.$	6,131	$6,345,585
Digicel Group Ltd.
8.25%, 9/30/20 (a)		9,000	8,722,500
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,515,625

			18,583,710

Consumer Cyclical - Other - 0.2%
Theta Capital Pte Ltd.
6.125%, 11/14/20 (a)		2,534	2,572,051
7.00%, 5/16/19-4/11/22 (a)		8,409	8,637,481

			11,209,532

Consumer Cyclical - Retailers - 0.2%
Edcon Pty Ltd.
9.50%, 3/01/18 (a)(b)	EUR	2,675	2,418,200
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)	U.S.$	12,250	12,923,750

			15,341,950

Consumer Non-Cyclical - 0.5%
Cosan Luxembourg SA
9.50%, 3/14/18 (a)	BRL	13,070	4,128,088
Marfrig Holding Europe BV
8.375%, 5/09/18 (a)(b)	U.S.$	11,548	10,878,216
Marfrig Overseas Ltd.
9.50%, 5/04/20 (a)		3,859	3,603,341
Minerva Luxembourg SA
7.75%, 1/31/23 (a)(b)		11,507	11,075,488
Tonon Bioenergia SA
9.25%, 1/24/20 (a)		6,355	3,304,600
USJ Acucar e Alcool SA
9.875%, 11/09/19 (a)		1,670	835,000
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(k)		13,674	546,960
10.875%, 1/13/20 (e)(k)		2,500	525,000
11.75%, 2/09/22 (e)(k)		13,613	509,126

			35,405,819

Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		5,082	5,272,575
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,455,845

			18,728,420

			183,278,169

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 0.3%
Banking - 0.2%
Turkiye Vakiflar Bankasi Tao
6.00%, 11/01/22 (a)(b)	U.S.$	12,500	$12,407,300

Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		7,640	5,787,300

			18,194,600

Utility - 0.1%
Electric - 0.1%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		3,050	2,851,750
ContourGlobal Power Holdings SA
7.125%, 6/01/19 (a)(b)		6,556	6,539,610

			9,391,360

Non Corporate Sectors - 0.1%
Agencies - Not Government Guaranteed - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		7,598	7,476,812

Total Emerging Markets - Corporate Bonds (cost $247,943,978)			218,340,941

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.0%
Non-Agency Fixed Rate CMBS - 3.0%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.591%, 6/10/49		14,989	15,646,001
Series 2007-5, Class AM
5.772%, 2/10/51		6,877	7,311,695
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.597%, 6/24/50 (k)(m)		3,500	3,741,150
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		2,409	2,475,226
Series 2007-T26, Class AJ
5.566%, 1/12/45		1,550	1,608,139
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.891%, 4/10/46 (r)		11,895	1,027,885
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.17%, 10/15/45 (r)		60,819	6,763,048
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.114%, 5/15/45 (r)		25,391	2,644,878
Series 2012-CR5, Class XA
1.895%, 12/10/45 (r)		12,745	1,207,508
Series 2012-LC4, Class XA

	Principal Amount (000)		U.S. $ Value
2.463%, 12/10/44 (a)(r)	U.S.$	36,194	$4,197,137
Series 2013-LC6, Class XA
1.77%, 1/10/46 (r)		65,880	5,548,713
Series 2014-CR15, Class XA
1.349%, 2/10/47 (r)		13,185	922,525
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		8,500	8,385,896
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)		7,603	6,654,999
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)		3,542	3,012,540
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3
5.467%, 9/15/39		4,402	4,625,230
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (a)		3,000	3,049,881
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.459%, 7/10/44 (a)		2,500	2,729,867
Greenwich Capital Commercial Mortgage Trust
Series 2007-GG9, Class AM
5.475%, 3/10/39		3,469	3,638,867
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.359%, 11/10/45 (r)		9,150	1,086,622
Series 2013-GC10, Class XA
1.73%, 2/10/46 (r)		5,241	511,258
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ
5.524%, 4/10/38		11,756	12,072,965
Series 2011-GC5, Class C
5.307%, 8/10/44 (a)		7,937	9,005,914
Series 2012-GCJ7, Class XA
2.557%, 5/10/45 (r)		36,002	3,956,700
Series 2013-GC13, Class D
4.071%, 7/10/46 (a)		1,500	1,429,978
Series 2014-GC18, Class D
4.948%, 1/10/47 (a)		4,503	4,481,342
Series 2014-GC20, Class D
4.867%, 4/10/47 (a)		995	976,003
Series 2014-GC24
4.528%, 9/10/47 (a)		7,500	6,977,302
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2012-LC9, Class XA
1.89%, 12/15/47 (r)		6,120	567,810
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-CB19, Class AM
5.699%, 2/12/49		10,321	10,937,866
Series 2012-CBX, Class D

	Principal Amount (000)		U.S. $ Value
5.24%, 6/15/45 (a)	U.S.$	5,000	$5,444,931
Series 2012-CBX, Class E
5.24%, 6/15/45 (a)		6,521	6,848,621
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D
3.961%, 9/15/47 (a)		4,859	4,402,273
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41		1,977	2,011,908
Series 2007-C2, Class AM
5.493%, 2/15/40		3,927	4,154,232
Series 2008-C1, Class AJ
6.158%, 4/15/41		378	331,338
LSTAR Commercial Mortgage Trust
Series 2011-1, Class C
5.333%, 6/25/43 (a)		1,244	1,248,103
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class AJ
5.137%, 7/12/38		2,700	2,748,449
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA
1.852%, 8/15/45 (a)(r)		22,206	1,822,603
Series 2012-C6, Class XA
2.136%, 11/15/45 (a)(r)		50,540	4,772,969
Series 2013-C7, Class XA
1.71%, 2/15/46 (r)		15,679	1,353,424
Series 2014-C19, Class D
3.25%, 12/15/47 (a)		3,903	3,300,516
Morgan Stanley Capital I Trust
Series 2007-IQ16, Class AJA
6.126%, 12/12/49		3,047	2,986,313
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class D
4.889%, 5/10/63 (a)		2,300	2,404,208
Series 2012-C4, Class XA
1.849%, 12/10/45 (a)(r)		3,896	397,648
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class AJ
5.36%, 12/15/44		3,000	3,045,039
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class XA
1.407%, 11/15/43 (a)(r)		9,689	571,730
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.245%, 6/15/44 (a)(n)		2,576	2,829,043
Series 2012-C6, Class D
5.562%, 4/15/45 (a)		1,300	1,419,263
Series 2012-C7, Class XA
1.571%, 6/15/45 (a)(r)		8,089	703,646
Series 2014-C20, Class D
3.986%, 5/15/47 (a)		3,640	3,279,720

	Principal Amount (000)		U.S. $ Value
WFRBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.876%, 8/15/45 (a)	U.S.$	3,400	$3,518,320
Series 2014-C23, Class D
3.993%, 10/15/57 (a)		9,302	8,438,701

Total Commercial Mortgage-Backed Securities (cost $190,326,189)			205,227,943

EMERGING MARKETS - SOVEREIGNS - 2.4%
Argentina - 0.3%
Argentina Boden Bonds
7.00%, 10/03/15		13,702	13,481,978
Argentina Bonar Bonds
8.75%, 5/07/24 (b)		8,275	8,079,331

			21,561,309

Dominican Republic - 0.3%
Dominican Republic International Bond
7.45%, 4/30/44 (a)		5,621	6,183,100
8.625%, 4/20/27 (a)		14,203	16,759,540

			22,942,640

El Salvador - 0.2%
El Salvador Government International Bond
7.375%, 12/01/19 (a)		1,495	1,637,025
7.625%, 9/21/34 (a)		872	900,880
7.65%, 6/15/35 (a)		11,545	12,511,894
7.75%, 1/24/23 (a)		700	795,375

			15,845,174

Gabon - 0.1%
Gabonese Republic
6.375%, 12/12/24 (a)		3,785	3,558,314

Ghana - 0.1%
Republic of Ghana
7.875%, 8/07/23 (a)(b)		1,818	1,590,621
8.50%, 10/04/17 (a)(b)		2,928	2,917,108

			4,507,729

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)(c)		37,847	35,583,749

Jamaica - 0.0%
Jamaica Government International Bond
7.625%, 7/09/25		2,302	2,503,425

Kenya - 0.1%
Kenya Government International Bond
5.875%, 6/24/19 (a)		3,124	3,124,000

	Principal Amount (000)		U.S. $ Value
Lebanon - 0.1%
Lebanon Government International Bond
6.00%, 1/27/23 (a)	U.S.$	3,813	$3,832,828
6.10%, 10/04/22 (a)		2,900	2,954,375

			6,787,203

Nigeria - 0.1%
Nigeria Government Bond
Series 7
16.00%, 6/29/19	NGN	812,485	4,433,902

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)	U.S.$	7,468	7,608,025

Serbia - 0.0%
Republic of Serbia
6.75%, 11/01/24 (a)(c)		646	654,969

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,992,344

Venezuela - 0.3%
Venezuela Government International Bond
7.65%, 4/21/25		6,636	2,140,110
9.00%, 5/07/23 (a)		4,555	1,514,571
9.25%, 9/15/27		35,750	13,227,500
9.25%, 5/07/28 (a)		1,500	502,500
11.75%, 10/21/26 (a)		2,372	848,026
11.95%, 8/05/31 (a)		1,704	617,627

			18,850,334

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		9,236	9,745,827

Total Emerging Markets - Sovereigns (cost $163,353,801)			161,698,944

	Shares
PREFERRED STOCKS - 1.9%
Financial Institutions - 1.7%
Banking - 0.9%
CoBank ACB
Series F
6.25%		35,289	3,621,534
GMAC Capital Trust I
8.125%		310,800	8,174,040
Goldman Sachs Group, Inc. (The)
Series J
5.50%		299,200	7,447,088
Morgan Stanley
6.875%		277,200	7,462,224
Royal Bank of Scotland Group PLC
Series M
6.40%		560,000	13,949,600

Company	Shares	U.S. $ Value
Santander Finance Preferred SAU
6.80%	67,000	$1,735,970
State Street Corp.
Series D
5.90%	82,375	2,177,171
US Bancorp/MN
Series F
6.50%	270,000	7,986,600
Wells Fargo & Co.
5.85%	30,500	786,900
Wells Fargo & Co.
6.625%	297,650	8,277,647
Zions Bancorporation
Series G
6.30%	75,000	1,961,250

		63,580,024

Finance - 0.2%
RBS Capital Funding Trust V
Series E
5.90%	427,925	10,458,487

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%	170,000	5,183,300
XLIT Ltd.
Series D
3.373% (i)	3,750	3,075,000

		8,258,300

REITS - 0.5%
Brandywine Realty Trust
Series E
6.90%	97,325	2,649,186
Cedar Realty Trust, Inc.
Series B
7.25%	104,195	2,729,909
Health Care REIT, Inc.
Series J
6.50%	77,050	2,080,350
Hersha Hospitality Trust
Series C
6.875%	127,275	3,380,742
Kilroy Realty Corp.
Series H
6.375%	9,000	239,400
Kimco Realty Corp.
Series I
6.00%	125,975	3,270,311
Kimco Realty Corp.
Series K
5.625%	56,350	1,392,409
National Retail Properties, Inc.
Series D
6.625%	95,000	2,507,050
National Retail Properties, Inc.
Series E
5.70%	209,250	5,185,215

Company	Shares		U.S. $ Value
Public Storage
Series W
5.20%		86,650	$2,119,459
Public Storage
Series X
5.20%		7,000	171,430
Sabra Health Care REIT, Inc.
Series A
7.125%		194,150	5,251,757
Sovereign Real Estate Investment Trust
12.00% (a)		501	668,835
Vornado Realty Trust
Series K
5.70%		48,575	1,227,005

			32,873,058

			115,169,869

Industrial - 0.2%
Basic - 0.1%
ArcelorMittal
6.00%		141,675	2,210,130
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)		6,280	8,036,437

			10,246,567

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%, 0/ /0		60,000	1,642,200

Total Preferred Stocks (cost $113,007,418)			127,058,636

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.8%
Brazil - 0.2%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(o)	U.S.$	10,500	9,131,850
Petrobras Global Finance BV
4.875%, 3/17/20		7,385	6,517,262

			15,649,112

Canada - 0.0%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		2,349	2,437,088

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		6,355	6,069,025

Israel - 0.1%
Israel Electric Corp. Ltd.
5.00%, 11/12/24 (a)		5,373	5,426,730

	Principal Amount (000)		U.S. $ Value
Norway - 0.1%
Eksportfinans ASA
2.00%, 9/15/15	U.S.$	356	$356,538
2.375%, 5/25/16		4,218	4,218,000

			4,574,538

Spain - 0.0%
Instituto de Credito Oficial
4.53%, 3/17/16	CAD	2,700	2,175,214

United Arab Emirates - 0.3%
Dubai Holding Commercial Operations MTN Ltd.
6.00%, 2/01/17	GBP	10,900	16,631,008

Total Governments - Sovereign Agencies (cost $54,848,052)			52,962,715

EMERGING MARKETS - TREASURIES - 0.7%
Costa Rica - 0.1%
Costa Rica Government International Bond
11.13%, 3/28/18 (k)	CRC	2,620,500	5,162,275

Dominican Republic - 0.5%
Dominican Republic International Bond
10.50%, 1/17/20 (a)	DOP	347,740	7,829,302
12.00%, 1/20/22 (a)		347,740	8,323,518
15.95%, 6/04/21 (k)		52,700	1,488,738
16.00%, 7/10/20 (k)		563,400	15,649,177

			33,290,735

Indonesia - 0.1%
Indonesia - Recap Linked Note (JPMC)
9.50%, 5/17/41	IDR	68,280,000	6,495,157

Total Emerging Markets - Treasuries (cost $46,969,866)			44,948,167

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.7%
United States - 0.7%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	U.S.$	12,175	10,333,531
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47		7,145	5,799,596
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46		5,220	4,701,080
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48		6,825	5,908,675
State of California
Series 2010
7.60%, 11/01/40		1,200	1,959,324
State of California

	Principal Amount (000)		U.S. $ Value
Series 2010
7.625%, 3/01/40	U.S.$	1,250	$1,997,988
State of California
Series 2010
7.95%, 3/01/36		2,235	2,808,792
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	5,036,618
Tobacco Settlement Financing Corp./NJ
Series 20071A
5.00%, 6/01/41		3,855	3,093,291
Tobacco Settlement Financing Corp./VA
Series 2007B1
5.00%, 6/01/47		4,520	3,305,069

Total Local Governments - Municipal Bonds (cost $42,579,576)			44,943,964

GOVERNMENTS - SOVEREIGN BONDS - 0.7%
Bahrain - 0.2%
Bahrain Government International Bond
6.125%, 8/01/23 (a)		8,585	9,743,975

Croatia - 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,895,058

Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,401,700

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)		6,000	6,765,000

Turkey - 0.1%
Turkey Government International Bond
5.625%, 3/30/21		6,615	7,355,219
7.375%, 2/05/25		1,649	2,101,980

			9,457,199

United Arab Emirates - 0.1%
Emirate of Dubai Government International Bonds
7.75%, 10/05/20 (a)(b)		7,645	9,527,581

Total Governments - Sovereign Bonds (cost $38,074,505)			43,790,513

WHOLE LOAN TRUSTS - 0.6%
Performing Asset - 0.6%
Aeroservicios Especializado SA
Zero Coupon, 3/19/18 (l)(m)		7,175	7,174,644
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (l)(m)		2,459	2,458,774
Cara Aircraft Leasing 28548, Inc.
8.00%, 11/26/19 (l)(m)		1,480	1,479,574

	Principal Amount (000)		U.S. $ Value
Cara Aircraft Leasing 28868, Inc.
8.00%, 11/26/19 (l)(m)	U.S.$	1,407	$1,406,761
Deutsche Bank Mexico, SA
6.905%, 10/31/34 (l)(m)	MXN	105,494	5,094,719
Deutsche Bank Mexico SA
6.905%, 10/31/34 (l)(m)(n)		49,588	2,394,793
Ede Del Este SA (DPP)
12.00%, 3/31/16 (l)(m)	U.S.$	836	852,303
Ede Del Este SA (ITABO)
12.00%, 3/31/16 (l)(m)		1,748	1,782,179
Flexpath Capital, Inc.
12.00%, 10/01/19 (l)(m)		3,094	3,093,962
Flexpath Wh I LLC
19.34%, 4/01/20 (l)(m)		1,785	1,718,928
Recife Funding - Sec Loan Note Zero Coupon, 11/05/29 (l)(m)		9,586	9,584,697
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/20 (l)(m)		1,077	1,076,733
Sheridan Consumer Finance Trust
6.87%, 4/01/20 (i)(l)(m)		4,000	4,040,000

Total Whole Loan Trusts (cost $42,730,506)			42,158,067

	Shares
COMMON STOCKS - 0.5%
Gallery Media (g)(h)(m)		202	80,800
iPayment, Inc. (g)		573,243	1,509,348
Keystone Automotive Operations (g)(l)(m)		41,929	104,823
Mt. Logan RE Ltd. (Preference Shares) (g)		29,452	29,523,121
Neenah Enterprises, Inc. (g)(l)(m)		49,578	419,430
New Cotai LLC/New Cotai Capital Corp. (g)(l)		13	358,303
Travelport LLC (g)(h)		292,343	4,557,627

Total Common Stocks (cost $37,616,126)			36,553,452

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Hungary - 0.1%
Magyar Export-Import Bank ZRT
5.50%, 2/12/18 (a)	U.S.$	3,291	3,504,915

Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	6,979,000
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	736,200

	Principal Amount (000)		U.S. $ Value
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)(b)	U.S.$	11,216	$10,627,160

			18,342,360

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
7.00%, 5/05/20 (a)		1,546	1,579,239

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (a)		15,000	4,675,375

Total Quasi-Sovereigns (cost $30,699,926)			28,101,889

ASSET-BACKED SECURITIES - 0.2%
Home Equity Loans - Fixed Rate - 0.1%
Countrywide Asset-Backed Certificates
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	2,085,851
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,362	1,034,827
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,300	1,956,440
Series 2006-10, Class AF3
5.985%, 6/25/36		1,981	1,184,440
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36 (c)		2,004	1,817,873
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,850	1,007,376
Series 2007-8XS, Class A2
6.00%, 4/25/37		1,705	1,113,031

			10,199,838

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (i)		4,906	2,812,515
Series 2006-6, Class AF5
6.241%, 3/25/36 (i)		3,970	2,275,465
Lehman XS Trust
Series 2007-6, Class 3A5
5.72%, 5/25/37 (n)		794	903,546

			5,991,526

Total Asset-Backed Securities (cost $16,053,064)			16,191,364

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund I (g)(l)(m)		55,164	$6,233,493
OCL Opportunities Fund II (g)(l)(m)		11,474	1,512,809

Total Investment Companies (cost $8,544,919)			7,746,302

	Principal Amount (000)
INFLATION-LINKED SECURITIES - 0.1%
Uruguay - 0.1%
Uruguay Government International Bond 5.00%, 9/14/18 (cost $4,066,043)	UYU	95,801	4,022,702

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Cordoba 12.375%, 8/17/17 (a) (cost $4,311,578)	U.S.$	4,226	3,972,440

	Shares
WARRANTS - 0.0%
Alion Science and Technology Corp., expiring 3/15/17 (g)(k)(m)		1,050	0
FairPoint Communications, Inc., expiring 1/24/18 (g)(l)		6,740	101
iPayment Holdings, Inc., expiring 11/15/18 (g)(l)(m)		2,952	0
iPayment Holdings, Inc., expiring 12/29/22 (g)(l)(m)		31,666	11,400
Talon Equity Co. NV, expiring 11/24/15 (g)(l)(m)		877	0

Total Warrants (cost $6)			11,501

SHORT-TERM INVESTMENTS - 13.5%
Investment Companies - 13.1%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09% (s)(t) (cost $885,427,067)		885,427,067	885,427,067

	Principal Amount (000)
Time Deposits - 0.4%
ANZ, London
0.065%, 2/02/15	GBP	1,067	1,607,856
BBH Grand Cayman
0.001%, 2/02/15	CHF	197	214,415
DNB, Oslo
(0.168)%, 2/02/15	EUR	8,332	9,414,731
Nordea Bank Norge, Oslo
0.169%, 2/02/15	NOK	619	80,145
Wells Fargo, Grand Cayman
0.10%, 2/02/15	CAD	41	32,083

	Principal Amount (000)		U.S. $ Value
0.03%, 2/02/15	U.S.$	16,349	$16,348,750

Total Time Deposits (cost $27,682,446)			27,697,980

Governments - Treasuries - 0.0%
Uruguay Treasury Bills
Series 1
Zero Coupon 2/18/15-6/05/15 (cost $2,768,929)	UYU	68,129	2,717,685

Total Short-Term Investments (cost $915,878,442)			915,842,732

Total Investments - 113.0% (cost $7,725,352,557) (u)			7,642,214,240
Other assets less liabilities - (13.0)%			(879,514,490)

Net Assets - 100.0%			$6,762,699,750

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	NOK	30,596	USD	4,005	3/11/15	$48,680
Barclays Bank PLC	MXN	76,370	USD	5,202	2/27/15	115,385
BNP Paribas SA	USD	58,545	MXN	856,644	2/27/15	(1,483,636)
BNP Paribas SA	USD	16,077	COP	38,744,936	3/19/15	(265,812)
BNP Paribas SA	AUD	167,054	USD	132,682	3/20/15	3,011,256
BNP Paribas SA	AUD	88,049	USD	68,119	3/20/15	(226,847)
Brown Brothers Harriman & Co.	USD	9,594	EUR	8,500	2/12/15	12,178
Brown Brothers Harriman & Co.	USD	45,972	EUR	40,362	2/12/15	(359,761)
Brown Brothers Harriman & Co.	JPY	11,632,253	USD	98,563	3/06/15	(524,801)
Citibank, NA	EUR	393,269	USD	465,227	2/12/15	20,800,132
Citibank, NA	USD	62,174	EUR	54,648	2/12/15	(417,092)
Citibank, NA	USD	435	ZAR	5,040	2/26/15	(3,952)
Credit Suisse International	EUR	57,435	USD	66,319	2/12/15	1,412,801
Credit Suisse International	GBP	113,661	USD	170,754	3/05/15	(410,632)
Deutsche Bank AG	BRL	158,941	USD	61,391	2/03/15	2,156,378
Deutsche Bank AG	USD	59,701	BRL	158,941	2/03/15	(466,125)
Deutsche Bank AG	USD	5,064	EUR	4,382	2/12/15	(111,781)
Deutsche Bank AG	USD	60,939	BRL	158,941	3/03/15	(2,135,697)
Deutsche Bank AG	USD	2,275	GBP	1,500	3/05/15	(16,415)
Goldman Sachs Bank USA	BRL	158,941	USD	59,701	2/03/15	466,125
Goldman Sachs Bank USA	USD	59,352	BRL	158,941	2/03/15	(117,233)
Goldman Sachs Bank USA	USD	61,743	EUR	52,309	2/12/15	(2,628,933)
Goldman Sachs Bank USA	USD	48,251	PEN	145,013	2/18/15	(1,009,296)
Goldman Sachs Bank USA	USD	44,566	TRY	105,119	3/04/15	(1,853,709)
Goldman Sachs Bank USA	AUD	11,755	USD	9,122	3/20/15	(2,308)
JPMorgan Chase Bank, NA	USD	3,689	COP	9,019,115	2/04/15	7,170
JPMorgan Chase Bank, NA	CAD	12,824	USD	10,739	2/25/15	649,416
JPMorgan Chase Bank, NA	USD	30,968	ZAR	358,936	2/26/15	(250,160)
Royal Bank of Scotland PLC	USD	16,611	PEN	50,000	2/18/15	(322,576)
Royal Bank of Scotland PLC	USD	7,879	MXN	116,764	2/27/15	(101,145)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	USD	7,031	COP	17,164,945	3/19/15	$(26,589)
Standard Chartered Bank	USD	15,693	INR	1,015,319	2/13/15	632,734
Standard Chartered Bank	USD	51,429	IDR	652,939,181	2/27/15	(456,123)

						$16,121,632

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAIG Series 21, 5 Year Index, 12/20/18*	(1.00)%	0.54%		$600,000	$(11,302,000)	$(5,268,913)
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/2019*	(5.00)	2.02	EUR	27,195	(3,942,690)	(291,450)
Sale Contracts
Morgan Stanely & Co. LLC/(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	3.17		$29,156	2,041,831	340,430
CDX-NAHY Series 22, 5 Year Index, 12/20/19*	5.00	3.66		10,867	671,444	(33,247)
CDX-NAHY Series 22, 5 Year Index, 12/20/19*	5.00	3.66		11,941	737,802	(51,272)
CDX-NAHY Series 22, 5 Year Index, 6/20/19*	5.00	3.38		45,011	3,081,038	1,111,860
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		40,000	2,471,494	498,297
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		35,000	2,162,557	436,010
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		35,000	2,113,417	204,167
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		11,941	737,829	170,636
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		12,056	744,908	141,009
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		11,941	737,828	80,653
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		6,028	372,454	64,514
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		11,225	693,559	41,524
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		5,206	321,668	19,258
CDX-NAHY Series 23, 5 Year Index, 12/20/19*	5.00	3.66		21,733	1,342,824	1,692
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.46		51,660	993,032	337,072

					$3,978,995	$(2,197,760)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$131,370	8/29/19	1.78%	3 Month LIBOR	$(3,832,255)
Morgan Stanley & Co., LLC/(LCH Clearnet)	621,500	11/07/18	1.53	3 Month LIBOR	(10,614,938)
Morgan Stanley & Co., LLC/(LCH Clearnet)	93,470	3/31/19	1.81	3 Month LIBOR	(2,785,136)

					$(17,232,329)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC:
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/17*	(5.00)%	1.90%	$17,972	$(1,506,862)	$(1,110,306)	$(396,556)
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 3/20/17*	(5.00)	3.88	16,829	(700,216)	(743,100)	42,884
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/17*	(5.00)	1.14	18,869	(2,009,182)	(1,505,266)	(503,916)
Citibank, NA:
Bombardier, Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	3.26	9,416	(509,183)	(719,458)	210,275
Bombardier, Inc., 7.45%, 5/1/34, 3/20/17*	(5.00)	3.26	9,474	(512,320)	(701,071)	188,751
United States Steel Corp., 6.65%, 6/1/37, 3/20/17*	(5.00)	1.89	17,494	(1,465,626)	(1,006,343)	(459,283)
Credit Suisse International:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 12/20/18*	(5.00)	2.08	720	(89,945)	(28,962)	(60,983)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Western Union Co., 3.65%, 8/22/18, 3/20/17*	(1.00)%	0.42%		$9,445	$(151,673)	$(25,731)	$(125,942)
Western Union Co., 3.65% 8/22/18, 9/20/17*	(1.00)	0.56		10,400	(144,091)	(121,694)	(22,397)
Deutsche Bank AG:
Ally Financial, Inc., 7.50% 9/15/20, 6/20/17*	(5.00)	1.13		4,500	(490,313)	(108,990)	(381,323)
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	13.46		977	214,029	91,775	122,254
Goldman Sachs Bank USA:
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/17*	(5.00)	0.82		18,722	(2,009,939)	(1,289,004)	(720,935)
Dell, Inc., 7.10%, 4/15/28, 3/20/17*	(1.00)	0.58		17,016	(214,129)	288,968	(503,097)
First Data Corp., 12.625%, 1/15/21, 3/20/17*	(5.00)	1.00		17,596	(1,821,033)	(941,835)	(879,198)
Newmont Mining Corp., 5.875%, 4/1/35, 3/20/17*	(1.00)	0.34		18,890	(335,645)	(75,327)	(260,318)
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/17*	(5.00)	7.66		17,442	577,462	(1,081,387)	1,658,849
Morgan Stanley Capital Services LLC:
Clear Channel Communications, Inc., 6.875%, 6/15/18, 6/20/18*	(5.00)	13.46		1,099	240,807	103,257	137,550
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)	1.72	EUR	6,423	(993,645)	(549,381)	(444,264)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Fiat Finance North America, Inc., 5.625%, 6/12/17, 3/20/19*	(5.00)%	1.72%	EUR	6,817	$(1,054,600)	$(518,832)	$(535,768)
UBS AG:
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	1.93		$560	(69,100)	13,875	(82,975)
Alcatel-Lucent USA, Inc., 6.50%, 1/15/28, 9/20/18*	(5.00)	1.93		880	(108,587)	21,791	(130,378)
J.C. Penney Company, Inc., 6.375% 10/15/36, 6/20/16*	(5.00)	3.95		3,300	(92,092)	104,089	(196,181)
Sale Contracts
Bank of America, NA:
United States Steel Corp., 6.65% 6/1/37, 9/20/19*	5.00	4.98		2,700	6,933	114,658	(107,725)
Barclays Bank PLC:
AK Steel Corp., 7.625% 5/15/20, 6/20/17*	5.00	5.73		5,150	(77,664)	(308,700)	231,036
Beazer Homes USA, Inc., 9.125%, 6/15/18, 3/20/19*	5.00	4.10		12,238	487,446	535,538	(48,092)
Cablevision Systems Corp., 7.625% 7/15/18, 3/20/16*	5.00	0.42		3,000	175,948	108,127	67,821
CCO Holdings LLC, 7.25%, 10/30/17, 6/20/19*	5.00	2.35		6,192	702,193	609,971	92,222
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	2.13		1,409	172,652	183,748	(11,096)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	2.13		2,730	334,521	368,490	(33,969)
DISH DBS Corp., 6.75%, 6/1/21, 6/20/19*	5.00	2.13		2,730	334,521	380,899	(46,378)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Freescale Semiconductor, Inc., 8.05%, 2/01/20, 9/20/19*	5.00%	2.13%	$9,000	$1,160,618	$690,371	$470,247
K. Hovnanian Enterprises, Inc., 8.625%, 1/15/17, 12/20/18*	5.00	5.64	12,238	(226,378)	238,241	(464,619)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.52	4,691	397,197	205,006	192,191
Tenet Healthcare Corp., 6.875%, 11/15/31, 6/20/19*	5.00	3.18	12,770	983,416	956,141	27,275
Citibank, NA:
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	4.81	6,299	241,226	528,780	(287,554)
Bombardier, Inc., 7.45%, 5/01/34, 3/20/19*	5.00	4.81	6,291	240,919	539,253	(298,334)
KB Home, 9.10%, 9/15/17, 9/20/19*	5.00	3.90	4,100	302,700	351,447	(48,747)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.52	6,177	681,734	277,626	404,108
United States Steel Corp., 6.65%, 6/01/37, 3/20/19*	5.00	4.46	12,590	327,093	346,426	(19,333)
Credit Suisse International:
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.60	267	35,157	6,102	29,055
Avis Budget Car Rental LLC, 8.25%, 1/15/19, 9/20/18*	5.00	1.60	256	33,707	6,194	27,513
CMBX.NA.BBB 7, 1/17/47*	3.00	0	5,000	(116,502)	(119,764)	3,262
CMBX.NA.BBB 7, 1/17/47*	3.00	0	5,000	(116,502)	(98,369)	(18,133)
MGM Resorts International, 7.625% 1/15/17, 6/20/18*	5.00	2.52	2,252	190,681	105,393	85,288

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at January 31, 2015	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Western Union Co., 3.65%, 8/22/18, 3/20/19*	1.00%	1.06%		$6,291	$(8,281)	$(178,928)	$170,647
Western Union Co., 3.65% 8/22/18, 9/20/19*	1.00	1.27		6,950	(88,927)	(89,711)	784
Goldman Sachs Bank USA:
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	3.10		5,700	338,325	(500,650)	838,975
Community Health Systems, Inc., 8.00%, 11/15/19, 3/20/19*	5.00	2.57		12,590	1,265,714	868,996	396,718
ConvaTec Healthcare E S.A., 10.875%, 12/15/18, 6/20/17*	5.00	0.65	EUR	3,870	478,235	(371,488)	849,723
Dell, Inc., 7.10%, 4/15/28, 3/20/19*	1.00	1.20		$12,590	(84,399)	(1,172,610)	1,088,211
First Data Corp., 12.625%, 1/15/21, 3/20/19*	5.00	2.30		12,590	1,403,420	257,797	1,145,623
KB Home, 6.25% 6/15/15, 6/20/17*	5.00	1.61		6,000	493,443	(305,289)	798,732
Newmont Mining Corp., 5.875%, 4/01/35, 3/20/19*	1.00	0.98		12,590	24,321	(394,996)	419,317
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	9.80		12,590	(1,819,479)	346,426	(2,165,905)
Morgan Stanley Capital Services LLC:
AK Steel Corp., 7.625%, 5/15/20, 3/20/16*	5.00	3.64		3,000	63,918	17,409	46,509
Bombardier, Inc., 7.45% 5/1/34, 6/20/21*	5.00	5.73		5,000	(168,503)	321,515	(490,018)
United States Steel Corp., 6.65%, 6/01/37, 9/20/19*	5.00	4.98		3,820	9,809	201,072	(191,263)

					$(5,066, 671)	$(4,877,811)	$(188,860)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
JPMorgan Chase Bank, NA
iBoxx $ Liquid High Yield
Total Return Index	149,812	LIBOR	USD	33,486	3/20/15	$1,542,984
iBoxx $ Liquid High Yield
Total Return Index	51,008	LIBOR		11,343	3/20/15	583,856
iBoxx $ Liquid High Yield
Total Return Index	70,322	LIBOR		15,963	3/20/15	479,871
iBoxx $ Liquid High Yield
Total Return Index	15,974	LIBOR		4,538	3/20/15	229,831

						$2,836,542

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2015
Barclays Capital Inc.	647	USD	(1.50	)%*	2/04/15	$646,428
Barclays Capital Inc.	9,002	USD	(1.50	)%*	2/04/15	8,993,033
Barclays Capital Inc.	3,480	USD	(1.25	)%*	2/02/15	3,476,900
Barclays Capital Inc.	1,769	USD	(0.50	)%*	2/02/15	1,768,942
Barclays Capital Inc.	6,582	USD	(0.50	)%*	2/02/15	6,580,679
Barclays Capital Inc.	2,622	USD	(0.25	)%*	2/02/15	2,621,690
Barclays Capital Inc.†	1,933	USD	(1.75	)%*	—	1,928,772
Barclays Capital Inc.†	5,489	USD	(1.75	)%*	—	5,476,993
Barclays Capital Inc.†	1,133	USD	(1.50	)%*	—	1,130,188
Barclays Capital Inc.†	2,102	USD	(1.50	)%*	—	2,100,273
Barclays Capital Inc.†	2,104	USD	(1.50	)%*	—	2,101,709
Barclays Capital Inc.†	3,373	USD	(1.50	)%*	—	3,369,911
Barclays Capital Inc.†	3,694	USD	(1.50	)%*	—	3,690,013
Barclays Capital Inc.†	6,557	USD	(1.50	)%*	—	6,550,154
Barclays Capital Inc.†	1,044	USD	(1.25	)%*	—	1,041,974
Barclays Capital Inc.†	2,521	USD	(1.25	)%*	—	2,520,570
Barclays Capital Inc.†	1,148	USD	(1.00	)%*	—	1,146,562
Barclays Capital Inc.†	2,100	USD	(0.50	)%*	—	2,098,571
Barclays Capital Inc.†	1,233	USD	(0.50	)%*	—	1,232,132
Barclays Capital Inc.†	4,326	EUR	(0.50	)%*	—	4,886,458
Barclays Capital Inc.†	3,481	USD	(0.45	)%*	—	3,479,931
Barclays Capital Inc.†	544	USD	(0.25	)%*	—	543,565
Barclays Capital Inc.†	2,335	GBP	(0.25	)%*	—	3,515,358
Barclays Capital Inc.†	1,566	USD	(0.25	)%*	—	1,566,069
Barclays Capital Inc.†	2,441	USD	(0.25	)%*	—	2,440,339
Barclays Capital Inc.†	3,688	USD	(0.25	)%*	—	3,687,613
Barclays Capital Inc.†	3,916	USD	(0.25	)%*	—	3,915,418
Barclays Capital Inc.†	5,031	USD	(0.25	)%*	—	5,030,377
Barclays Capital Inc.†	6,641	USD	(0.25	)%*	—	6,640,097

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2015
Barclays Capital Inc.†	11,393	USD	(0.25	)%*	—	$11,391,251
Barclays Capital Inc.†	3,856	USD	(0.15	)%*	—	3,855,338
Barclays Capital Inc.†	728	USD	(0.05	)%*	—	727,950
Credit Suisse Securities (USA) LLC	1,377	USD	(1.50	)%*	2/04/15	1,376,010
Credit Suisse Securities (USA) LLC	2,067	EUR	(0.88	)%*	2/02/15	2,334,972
Credit Suisse Securities (USA) LLC	630	USD	0.00%		2/02/17	630,000
Credit Suisse Securities (USA) LLC†	1,507	EUR	(2.50	)%*	—	1,702,872
Credit Suisse Securities (USA) LLC†	4,125	USD	(1.50	)%*	—	4,121,540
Credit Suisse Securities (USA) LLC†	4,699	USD	(1.00	)%*	—	4,696,381
Credit Suisse Securities (USA) LLC†	955	USD	(0.88	)%*	—	954,605
Credit Suisse Securities (USA) LLC†	9,690	USD	(0.75	)%*	—	9,689,432
Credit Suisse Securities (USA) LLC†	1,188	EUR	(0.50	)%*	—	1,341,732
Credit Suisse Securities (USA) LLC†	1,437	USD	(0.25	)%*	—	1,436,701
Credit Suisse Securities (USA) LLC†	1,868	EUR	(0.25	)%*	—	2,109,147
Credit Suisse Securities (USA) LLC†	2,954	USD	(0.25	)%*	—	2,952,659
Credit Suisse Securities (USA) LLC†	1,624	USD	(0.25	)%*	—	1,624,204
Credit Suisse Securities (USA) LLC†	1,943	USD	(0.25	)%*	—	1,942,847
Credit Suisse Securities (USA) LLC†	7,878	USD	(0.25	)%*	—	7,876,515
Credit Suisse Securities (USA) LLC†	8,080	USD	(0.15	)%*	—	8,079,832
Credit Suisse Securities (USA) LLC†	1,815	USD	0.00%		—	1,814,993
Credit Suisse Securities (USA) LLC†	2,165	EUR	0.00%		—	2,445,885
Credit Suisse Securities (USA) LLC†	6,343	USD	0.00%		—	6,343,008
HSBC Securities (USA) Inc.	357,000	USD	0.16%		2/04/15	357,042,840
ING Financial Market LLC	1,008	USD	(1.38	)%*	2/04/15	1,006,190
ING Financial Market LLC†	4,454	USD	(2.00	)%*	—	4,449,707
ING Financial Market LLC†	1,146	USD	(1.50	)%*	—	1,143,943
ING Financial Market LLC†	1,763	USD	(1.50	)%*	—	1,759,917
ING Financial Market LLC†	3,699	USD	(1.50	)%*	—	3,695,301
ING Financial Market LLC†	244	USD	(0.50	)%*	—	243,436
ING Financial Market LLC†	475	USD	(0.50	)%*	—	475,081
ING Financial Market LLC†	465	USD	(0.38	)%*	—	464,545
ING Financial Market LLC†	1,405	USD	(0.38	)%*	—	1,404,962
JPMorgan Chase Bank, NA	365,479	USD	0.14%		2/10/15	365,495,806
JPMorgan Chase Bank, NA†	730	USD	(0.75	)%*	—	730,079

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at January 31, 2015
JPMorgan Chase Bank, NA†	1,884	USD	(0.75	)%*	—	$1,883,607
JPMorgan Chase Bank, NA†	1,412	USD	(0.25	)%*	—	1,411,404
JPMorgan Chase Bank, NA†	510	USD	(0.25	)%*	—	509,965
JPMorgan Chase Bank, NA†	1,883	USD	0.00%		—	1,882,500
JPMorgan Chase Bank, NA†	2,721	USD	0.00%		—	2,720,900
Nomura International PLC†	8,223	USD	(5.00	)%*	—	8,216,428
RBC Capital Markets†	4,027	USD	(0.50	)%*	—	4,024,971
RBC Capital Markets†	2,315	USD	(0.25	)%*	—	2,315,362
RBC Capital Markets†	6,208	USD	(0.25	)%*	—	6,207,551
RBC Capital Markets†	3,604	USD	(0.10	)%*	—	3,603,993

						$944,317,081

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2015.
*	Interest payment due from counterparty.
^	Amount less than $0.50.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2015, the aggregate market value of these securities amounted to $2,565,071,923 or 37.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2015.
(d)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2015.
(e)	Security is in default and is non-income producing.
(f)	Convertible security.
(g)	Non-income producing security.
(h)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Data & Audio Visual Enterprises Wireless, Inc.	6/20/10	$2,629,780	$1,940,269	0.03%
Exide Technologies	1/13/11	7,102,515	520,050	0.01%
Exide Technologies	6/10/13	28,614,455	24,508,031	0.36%
Gallery Media	9/03/10	0	80,800	0.00%
Momentive Performance Materials, Inc.	10/11/12	0	0	0.00%
Travelport LLC	3/03/14	5,867,879	4,557,627	0.07%

(i)	Floating Rate Security. Stated interest rate was in effect at January 31, 2015.
(j)	Defaulted.
(k)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.48% of net assets as of January 31, 2015, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Alion Science and Technology Corp.,3/15/17	6/20/10	$6	$0	0.00%
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.597%, 6/24/50	10/06/09	2,707,698	3,741,150	0.06%
Costa Rica Government International Bond
11.13%, 3/28/18	1/07/13	5,512,102	5,162,275	0.08%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,958,692	15,649,177	0.23%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,523,970	1,488,738	0.02%
Golden Energy Offshore Services AS
8.90%, 5/28/17	5/14/14	4,963,932	3,795,454	0.06%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550	525,000	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331	509,126	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897	383,680	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444	163,280	0.00%

(l)	Illiquid security.
(m)	Fair valued by the Adviser.
(n)	Variable rate coupon, rate shown as of January 31, 2015.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open exchange-traded derivatives.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	IO - Interest Only
(s)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(u)	As of January 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $267,953,180 and gross unrealized depreciation of investments was $(351,091,497), resulting in net unrealized depreciation of $(83,138,317).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NOK	-	Norwegian Krone
PEN	-	Peruvian Nuevo Sol

PHP	-	Philippine Peso
TRY	-	Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CME	-	Chicago Mercantile Exchange
GSE	-	Government-Sponsored Enterprise
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

Country Breakdown*

January 31, 2015 (unaudited)

62.7%	United States
3.5%	United Kingdom
2.4%	Brazil
1.8%	Canada
1.6%	Luxembourg
1.3%	France
1.0%	Ireland
1.0%	Mexico
0.9%	Netherlands
0.9%	Dominican Republic
0.8%	Switzerland
0.7%	Germany
0.7%	Italy
8.7%	Other
12.0%	Short-Term

100.0%	Total Investments

*	All data are as of January 31, 2015. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Argentina, Australia, Bahrain, Barbados, Belgium, Bermuda, Bulgaria, Cayman Islands, Chile, China, Colombia, Costa Rica, Croatia, Denmark, El Salvador, Gabon, Ghana, Guatemala, Hong Kong, Hungary, India, Indonesia, Israel, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Lebanon, Macau, Mongolia, Morocco, Nigeria, Norway, Pakistan, Peru, Philippines, Portugal, Romania, Serbia, Singapore, South Africa, Spain, Sri Lanka, Sweden, Trinidad & Tobago, Turkey, United Arab Emirates, Uruguay, Venezuela, Virgin Islands (BVI) and Zambia.

AB High Income Fund

January 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2015:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$3,552,496,457		$30,490,091	#	$3,582,986,548
Governments - Treasuries		– 0	–	1,023,505,006		– 0	–	1,023,505,006
Corporates - Investment Grade		– 0	–	465,323,824		7,027,281		472,351,105
Collateralized Mortgage Obligations		– 0	–	– 0	–	384,394,149		384,394,149
Bank Loans		– 0	–	– 0	–	225,405,160		225,405,160
Emerging Markets - Corporate Bonds		– 0	–	218,340,941		– 0	–	218,340,941
Commercial Mortgage-Backed Securities		– 0	–	42,681,334		162,546,609		205,227,943
Emerging Markets - Sovereigns		– 0	–	161,698,944		– 0	–	161,698,944
Preferred Stocks		111,656,830		15,401,806		– 0	–	127,058,636
Governments - Sovereign Agencies		– 0	–	52,962,715		– 0	–	52,962,715
Emerging Markets - Treasuries		– 0	–	6,495,157		38,453,010		44,948,167
Local Governments - Municipal Bonds		– 0	–	44,943,964		– 0	–	44,943,964
Governments - Sovereign Bonds		– 0	–	43,790,513		– 0	–	43,790,513
Whole Loan Trusts		– 0	–	– 0	–	42,158,067		42,158,067
Common Stocks		419,430		6,066,975		30,067,047		36,553,452
Quasi-Sovereigns		– 0	–	28,101,889		– 0	–	28,101,889
Asset-Backed Securities		– 0	–	– 0	–	16,191,364		16,191,364
Investment Companies		– 0	–	– 0	–	7,746,302		7,746,302
Inflation-Linked Securities		– 0	–	4,022,702		– 0	–	4,022,702
Local Governments - Regional Bonds		– 0	–	3,972,440		– 0	–	3,972,440
Warrants		101		– 0	–	11,400	#	11,501
Short-Term Investments:
Investment Companies		885,427,067		– 0	–	– 0	–	885,427,067
Time Deposits		– 0	–	27,697,980		– 0	–	27,697,980
Governments - Treasuries		– 0	–	2,717,685		– 0	–	2,717,685

Total Investments in Securities		997,503,428		5,700,220,332		944,490,480		7,642,214,240
Other Financial Instruments*:
Assets
Credit Default Swaps		– 0	–	9,745,820		– 0	–	9,745,820
Centrally Cleared Credit Default Swaps		– 0	–	3,447,122		– 0	–	3,447,122
Forward Currency Exchange Contracts		– 0	–	29,312,255		– 0	–	29,312,255
Total Return Swaps		– 0	–	2,836,542		– 0	–	2,836,542
Liabilities
Credit Default Swaps		– 0	–	(9,934,680)		– 0	–	(9,934,680)
Centrally Cleared Credit Default Swaps		– 0	–	(5,644,882)		– 0	–	(5,644,882)
Centrally Cleared Interest Rate Swaps		– 0	–	(17,232,329)		– 0	–	(17,232,329)
Forward Currency Exchange Contracts		– 0	–	(13,190,623)		– 0	–	(13,190,623)

Total^		$997,503,428		$5,699,559,557		$944,490,480		$7,641,553,465

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates Non- Investment Grade#		Corporates - Investment Grade		Collateralized Mortgage Obligations		Bank Loans
Balance as of 10/31/14	$40,126,149		$19,377,046		$394,486,916		$243,384,389
Accrued discounts/(premiums)	43,862		(455)		975,185		444,890
Realized gain (loss)	923,964		– 0	–	3,407,598		134,464
Change in unrealized appreciation/depreciation	(4,938,894)		(817,995)		(5,320,269)		(3,014,049)
Purchases/Payups	4,414,858		– 0	–	23,045,752		3,877,968
Sales/Paydowns	(13,075,628)		– 0	–	(32,201,033)		(16,422,502)
Reclassification	– 0	–	– 0	–	– 0	–	(3,000,000)
Settlements	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	2,995,780		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	(11,531,315)		– 0	–	– 0	–

Balance as of 1/31/15	$30,490,091		$7,027,281		$384,394,149		$225,405,160

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(4,004,451)		$(817,995)		$(2,186,828)		$(2,946,951)

	Commercial Mortgage- Backed Securities		Emerging Markets - Treasuries		Whole Loan Trusts		Common Stocks
Balance as of 10/31/14	$157,503,872		$27,009,644		$16,044,166		$4,983,972
Accrued discounts/(premiums)	108,265		(64,284)		(5,048)		– 0	–
Realized gain (loss)	82,198		(306,169)		(3,253)		– 0	–
Change in unrealized appreciation/depreciation	2,704,456		741,233		(497,908)		(144,569)
Purchases/Payups	3,141,110		15,645,300		24,642,569		29,452,000
Sales/Paydowns	(993,292)		(4,572,714)		(1,022,459)		– 0	–
Reclassification	– 0	–	– 0	–	3,000,000		– 0	–
Settlements	– 0	–	– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	(4,224,356)

Balance as of 1/31/15	$162,546,609		$38,453,010		$42,158,067		$30,067,047

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$2,729,170		$460,377		$(497,908)		$(144,569)

	Asset-Backed Securities		Investment Companies		Warrants#			Total
Balance as of 10/31/14	$16,734,646		$7,369,023		$	– 0	–	$927,019,823
Accrued discounts/(premiums)	86,846		– 0	–		– 0	–	1,589,261
Realized gain (loss)	125,424		– 0	–		– 0	–	4,364,226
Change in unrealized appreciation/depreciation	(356,753)		(565,165)			11,400		(12,198,513)
Purchases/Payups	– 0	–	942,444			– 0	–	105,162,001
Sales/Paydowns	(398,799)		– 0	–		– 0	–	(68,686,427)
Reclassification	– 0	–	– 0	–		– 0	–	– 0	–
Settlements	– 0	–	– 0	–		– 0	–	– 0	–
Transfers into level 3	– 0	–	– 0	–		– 0	–	2,995,780
Transfers out of level 3	– 0	–	– 0	–		– 0	–	(15,755,671)

Balance as of 1/31/15	$16,191,364		$7,746,302			$11,400		$944,490,480	+

Net change in unrealized appreciation/depreciation from investments held as of 1/31/15	$(356,753)		$(565,165)			$11,400		$(8,319,673)

#	The Fund held securities with zero market value at period end.
+	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at January 31, 2015. Securities priced by third party vendors or at cost, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 1/31/2015	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$2,549,600	Market Approach	EBITDA Projection*	$33mm/ N/A
	$0	Qualitative Assessment		$0.00/ N/A
Whole Loan Trusts	$9,584,697	Market Approach	Underlying NAV of the Collateral	$99.99/ N/A
	$7,489,512	Projected Cashflow	Level Yield	12.64%/ N/A
	$2,634,482	Projected Cashflow	Internal Rate of Return	9.743%/ N/A
	$1,718,928	Market Approach	Performance of the Underlying Investment	$96.31/ N/A
Common Stocks	$80,800	Market Approach	EBITDA Projection*	1,844bn RUB/ N/A
	$104,823	Projected Cashflow	Estimated Remaining Payment	$2.50/ N/A
Warrants	$0	Qualitative Assessment		$0.00/ N/A

* Earnings before Interest, Taxes, Depreciation and Amortization

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the

Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 20, 2015